UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22250

PIMCO ETF Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO ETF Trust

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 400-4383

Date of fiscal year end: June 30

Date of reporting period: September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund (Formerly known as PIMCO 1-3 Year U.S. Treasury Index Fund)*

PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund (Formerly known as PIMCO 3-7 Year U.S. Treasury Index Fund)*

PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund (Formerly known as PIMCO 7-15 Year U.S. Treasury Index Fund)*

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (Formerly known as PIMCO 25+ Year Zero Coupon U.S. Treasury Index Fund)*

PIMCO Broad U.S. Treasury Index Exchange-Traded Fund (Formerly known as PIMCO Broad U.S. Treasury Index Fund)*

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (Formerly known as PIMCO 1-5 Year U.S. TIPS Index Fund)*

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (Formerly known as PIMCO 15+ Year U.S. TIPS Index Fund)*

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (Formerly known as PIMCO Broad U.S. TIPS Index Fund)*

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Formerly known as PIMCO 0-5 Year High Yield Corporate Bond Index Fund)*

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Formerly known as PIMCO Investment Grade Corporate Bond Index Fund)*

PIMCO Australia Bond Index Exchange-Traded Fund (Formerly known as PIMCO Australia Bond Index Fund)*

PIMCO Canada Bond Index Exchange-Traded Fund (Formerly known as PIMCO Canada Bond Index Fund)*

PIMCO Germany Bond Index Exchange-Traded Fund (Formerly known as PIMCO Germany Bond Index Fund)*

PIMCO Build America Bond Exchange-Traded Fund (Formerly known as PIMCO Build America Bond Strategy Fund)*

PIMCO Enhanced Short Maturity Exchange-Traded Fund (Formerly known as PIMCO Enhanced Short Maturity Strategy Fund)*

PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund (Formerly known as PIMCO Global Advantage® Inflation-Linked Bond Strategy Fund)*

PIMCO Intermediate Municipal Bond Exchange-Traded Fund (Formerly known as PIMCO Intermediate Municipal Bond Strategy Fund)*

PIMCO Short Term Municipal Bond Exchange-Traded Fund (Formerly known as PIMCO Short Term Municipal Bond Strategy Fund)*

PIMCO Total Return Exchange-Traded Fund

*	For the fund listed, the new fund name was effective October 31, 2012.

Schedule of Investments

PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.8%
U.S. Treasury Notes
0.250% due 09/15/2014	$3,965	$3,966
0.250% due 12/15/2014	3,655	3,655
0.250% due 01/15/2015	5,578	5,578
0.250% due 02/15/2015	4,419	4,417
0.250% due 05/15/2015	4,440	4,436
0.250% due 07/15/2015	4,160	4,154
0.250% due 08/15/2015	7,380	7,370
0.250% due 09/15/2015	250	250
0.375% due 07/31/2013	5,016	5,025
0.375% due 11/15/2014	5,161	5,175
0.375% due 03/15/2015	4,900	4,913
0.375% due 04/15/2015	6,660	6,676
0.375% due 06/15/2015	3,000	3,007
0.500% due 10/15/2013	3,550	3,562
0.500% due 11/15/2013	4,872	4,889
0.500% due 08/15/2014	4,842	4,866
0.500% due 10/15/2014	3,672	3,691
0.625% due 07/15/2014	5,398	5,436
0.750% due 08/15/2013	5,023	5,048
0.750% due 09/15/2013	6,861	6,899
0.750% due 12/15/2013	4,124	4,151
0.750% due 06/15/2014	5,884	5,937
1.000% due 01/15/2014	5,943	6,004
1.000% due 05/15/2014	1,135	1,149
1.250% due 02/15/2014	4,985	5,056
1.250% due 03/15/2014	3,624	3,678
1.250% due 04/15/2014	3,300	3,352

Total U.S. Treasury Obligations (Cost $121,904)		122,340

SHORT-TERM INSTRUMENTS 0.3%
REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 10/01/2012	424	424

(Dated 09/28/2012. Collateralized by Fannie Mae 1.125% due 06/27/2014 valued at $433. Repurchase proceeds are $424.)
Total Short-Term Instruments (Cost $424)		424

Total Investments 100.1% (Cost $122,328)		$122,764
Other Assets and Liabilities (Net) (0.1%)		(146)

Net Assets 100.0%		$122,618

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
U.S. Treasury Obligations	$0	$122,340	$0	$122,340
Short-Term Instruments
Repurchase Agreements	0	424	0	424

	$0	$122,764	$0	$122,764

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO 3-7 Years U.S. Treasury Index Exchange-Traded Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 96.8%
U.S. Treasury Bonds
7.250% due 05/15/2016	$1,111	$1,385
9.250% due 02/15/2016	710	921
U.S. Treasury Notes
0.875% due 07/31/2019	400	397
1.000% due 08/31/2016	180	184
1.000% due 06/30/2019	200	200
1.125% due 05/31/2019	125	126
1.250% due 01/31/2019	1,018	1,040
1.250% due 04/30/2019	400	408
1.375% due 11/30/2018	294	303
1.375% due 12/31/2018	500	515
1.500% due 08/31/2018	271	282
1.500% due 03/31/2019	1,400	1,451
1.750% due 10/31/2018	759	800
1.875% due 08/31/2017	635	674
1.875% due 10/31/2017	1,115	1,184
2.250% due 07/31/2018	518	561
2.375% due 03/31/2016	1,536	1,642
2.375% due 05/31/2018	457	498
2.375% due 06/30/2018	293	319
2.500% due 06/30/2017	741	808
2.625% due 04/30/2018	605	667
2.750% due 12/31/2017	695	770
2.750% due 02/28/2018	300	333
3.000% due 02/28/2017	1,048	1,161
3.125% due 10/31/2016	1,016	1,125
3.125% due 04/30/2017	1,049	1,171
3.250% due 07/31/2016	1,046	1,158
3.250% due 12/31/2016	1,053	1,175

Total U.S. Treasury Obligations (Cost $20,188)		21,258

SHORT-TERM INSTRUMENTS 2.6%
REPURCHASE AGREEMENTS 2.6%
State Street Bank and Trust Co.
0.010% due 10/01/2012	568	568

(Dated 09/28/2012. Collateralized by Fannie Mae 1.125% due 06/27/2014 valued at $580. Repurchase proceeds are $568.)
Total Short-Term Instruments (Cost $568)		568

Total Investments 99.4% (Cost $20,756)		$21,826
Other Assets and Liabilities (Net) 0.6%		132

Net Assets 100.0%		$21,958

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
U.S. Treasury Obligations	$0	$21,258	$0	$21,258
Short-Term Instruments
Repurchase Agreements	0	568	0	568

	$0	$21,826	$0	$21,826

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.1%
U.S. Treasury Bonds
6.000% due 02/15/2026	$950	$1,392
6.250% due 08/15/2023	1,043	1,514
6.375% due 08/15/2027	770	1,182
6.500% due 11/15/2026	691	1,063
7.625% due 11/15/2022	1,433	2,248
7.625% due 02/15/2025	588	961
7.875% due 02/15/2021	562	858
8.125% due 08/15/2021	1,725	2,704
8.750% due 05/15/2020	1,430	2,230
U.S. Treasury Notes
1.750% due 05/15/2022	400	406
2.000% due 02/15/2022	1,360	1,415
2.625% due 08/15/2020	2,482	2,745
3.375% due 11/15/2019	1,576	1,828
3.625% due 02/15/2020	2,320	2,736

Total U.S. Treasury Obligations (Cost $22,867)		23,282

Total Investments 99.1% (Cost $22,867)		$23,282
Other Assets and Liabilities (Net) 0.9%		212

Net Assets 100.0%		$23,494

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
U.S. Treasury Obligations	$0	$23,282	$0	$23,282

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.7%
U.S. Treasury Strips
0.000% due 02/15/2038	$7,815	$3,769
0.000% due 05/15/2038	11,995	5,740
0.000% due 02/15/2039	12,315	5,722
0.000% due 05/15/2039	11,995	5,532
0.000% due 08/15/2039	12,315	5,638
0.000% due 11/15/2039	11,995	5,429
0.000% due 02/15/2040	12,315	5,525
0.000% due 05/15/2040	12,635	5,612
0.000% due 08/15/2040	12,315	5,412
0.000% due 11/15/2040	13,995	6,096
0.000% due 02/15/2041	12,315	5,321
0.000% due 05/15/2041	13,995	5,981
0.000% due 08/15/2041	12,315	5,203
0.000% due 11/15/2041	13,995	5,837
0.000% due 02/15/2042	12,315	5,091
0.000% due 05/15/2042	13,995	5,719
0.000% due 08/15/2042	13,500	5,461

Total U.S. Treasury Obligations (Cost $85,792)		93,088

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 10/01/2012	171	171

(Dated 09/28/2012. Collateralized by Fannie Mae 1.125% due 06/27/2014 valued at $178. Repurchase proceeds are $171.)
Total Short-Term Instruments (Cost $171)		171

Total Investments 99.9% (Cost $85,963)		$93,259
Other Assets and Liabilities (Net) 0.1%		54

Net Assets 100.0%		$93,313

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
U.S. Treasury Obligations	$0	$93,088	$0	$93,088
Short-Term Instruments
Repurchase Agreements	0	171	0	171

	$0	$93,259	$0	$93,259

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Broad U.S. Treasury Index Exchange-Traded Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 97.9%
U.S. Treasury Bonds
2.750% due 08/15/2042	$1,050	$1,034
3.000% due 05/15/2042	1,225	1,272
3.125% due 02/15/2042	1,049	1,118
U.S. Treasury Notes
0.125% due 07/31/2014	1,040	1,038
0.250% due 06/30/2014	1,040	1,040
0.250% due 08/31/2014	1,050	1,050
0.250% due 07/15/2015	1,040	1,039
0.250% due 08/15/2015	1,050	1,049
0.375% due 06/15/2015	1,040	1,042
0.500% due 07/31/2017	1,040	1,035
0.625% due 05/31/2017	1,040	1,043
0.750% due 06/30/2017	1,040	1,048
0.875% due 07/31/2019	1,040	1,031
1.000% due 06/30/2019	1,040	1,041
1.125% due 05/31/2019	1,040	1,051
1.625% due 08/15/2022	1,050	1,049
1.750% due 05/15/2022	1,040	1,055
2.000% due 02/15/2022	1,049	1,092

Total U.S. Treasury Obligations (Cost $19,144)		19,127

SHORT-TERM INSTRUMENTS 2.0%
REPURCHASE AGREEMENTS 2.0%
State Street Bank and Trust Co.
0.010% due 10/01/2012	388	388
(Dated 09/28/2012. Collateralized by Fannie Mae 1.125% due 06/27/2014 valued at $397. Repurchase proceeds are $388.)

Total Short-Term Instruments (Cost $388)		388

Total Investments 99.9% (Cost $19,532)		$19,515
Other Assets and Liabilities (Net) 0.1%		22

Net Assets 100.0%		$19,537

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
U.S. Treasury Obligations	$0	$19,127	$0	$19,127
Short-Term Instruments
Repurchase Agreements	0	388	0	388

	$0	$19,515	$0	$19,515

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.6%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2016	$133,376	$141,430
0.125% due 04/15/2017	51,757	55,785
0.500% due 04/15/2015	75,174	79,033
1.250% due 04/15/2014	55,352	57,583
1.625% due 01/15/2015	76,343	81,866
1.875% due 07/15/2015	67,068	73,812
2.000% due 01/15/2014	87,233	91,151
2.000% due 07/15/2014	77,339	82,536
2.000% due 01/15/2016	65,731	73,721
2.375% due 01/15/2017	59,906	70,301
2.500% due 07/15/2016	76,016	88,297
2.625% due 07/15/2017	77,803	94,111

Total U.S. Treasury Obligations (Cost $967,514)		989,626

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 10/01/2012	1,107	1,107

(Dated 09/28/2012. Collateralized by Fannie Mae 1.125% due 06/27/2014 valued at $1,130. Repurchase proceeds are $1,107.)
Total Short-Term Instruments (Cost $1,107)		1,107

Total Investments 99.7% (Cost $968,621)		$990,733
Other Assets and Liabilities (Net) 0.3%		3,019

Net Assets 100.0%		$993,752

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
U.S. Treasury Obligations	$0	$989,626	$0	$989,626
Short-Term Instruments
Repurchase Agreements	0	1,107	0	1,107

	$0	$990,733	$0	$990,733

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 99.3%
U.S. Treasury Inflation Protected Securities (a)
0.750% due 02/15/2042	$26,137	$28,490
1.750% due 01/15/2028	25,019	32,469
2.125% due 02/15/2040	30,121	44,113
2.125% due 02/15/2041	46,999	69,298
2.500% due 01/15/2029	28,180	40,388
3.375% due 04/15/2032	12,188	20,275
3.625% due 04/15/2028	44,533	70,786
3.875% due 04/15/2029	50,898	84,722

Total U.S. Treasury Obligations (Cost $339,744)		390,541

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 10/01/2012	204	204

(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $211. Repurchase proceeds are $204.)
Total Short-Term Instruments (Cost $204)		204

Total Investments 99.4% (Cost $339,948)		$390,745
Other Assets and Liabilities (Net) 0.6%		2,237

Net Assets 100.0%		$392,982

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
U.S. Treasury Obligations	$0	$390,541	$0	$390,541
Short-Term Instruments
Repurchase Agreements	0	204	0	204

	$0	$390,745	$0	$390,745

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Broad U.S. TIPS Index Exchange-Traded Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 98.4%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 01/15/2022	$753	$822
0.125% due 07/15/2022	2,680	2,932
0.500% due 04/15/2015	2,387	2,510
0.625% due 07/15/2021	3,649	4,179
0.750% due 02/15/2042	1,646	1,794
1.125% due 01/15/2021	6,342	7,513
1.250% due 04/15/2014	2,566	2,669
1.375% due 01/15/2020	7,488	8,965
1.625% due 01/15/2015	12,461	13,363
1.625% due 01/15/2018	8,576	10,045
1.750% due 01/15/2028	6,121	7,944
1.875% due 07/15/2019	2,611	3,209
2.000% due 01/15/2014	3,513	3,671
2.000% due 01/15/2026	5,429	7,145
2.125% due 02/15/2040	1,819	2,664
2.125% due 02/15/2041	3,471	5,118
2.375% due 01/15/2025	6,144	8,354
2.500% due 07/15/2016	9,596	11,146
2.500% due 01/15/2029	7,127	10,215
3.375% due 04/15/2032	1,198	1,993

Total U.S. Treasury Obligations (Cost $104,719)		116,251

SHORT-TERM INSTRUMENTS 1.3%
REPURCHASE AGREEMENTS 1.3%
State Street Bank and Trust Co.
0.010% due 10/01/2012	1,514	1,514

(Dated 09/28/2012. Collateralized by Fannie Mae 1.125% due 06/27/2014 valued at $1,547. Repurchase proceeds are $1,514.)
Total Short-Term Instruments (Cost $1,514)		1,514

Total Investments 99.7% (Cost $106,233)		$117,765
Other Assets and Liabilities (Net) 0.3%		335

Net Assets 100.0%		$118,100

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
U.S. Treasury Obligations	$0	$116,251	$0	$116,251
Short-Term Instruments
Repurchase Agreements	0	1,514	0	1,514

	$0	$117,765	$0	$117,765

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 87.0%
BANKING & FINANCE 17.6%
Ally Financial, Inc.
4.500% due 02/11/2014	$7,775	$7,969
4.625% due 06/26/2015	750	770
5.500% due 02/15/2017	2,500	2,616
BAC Capital Trust
4.000% due 10/15/2012 (d)	2,100	1,655
Checkout Holding Corp.
0.000% due 11/15/2015	1,050	625
CIT Group, Inc.
4.250% due 08/15/2017	750	782
4.750% due 02/15/2015	2,900	3,038
5.000% due 05/15/2017	2,523	2,706
5.250% due 04/01/2014	2,950	3,090
Credit Agricole S.A.
6.637% due 05/31/2017 (d)	1,100	877
E*TRADE Financial Corp.
6.750% due 06/01/2016	1,500	1,586
Eksportfinans ASA
0.661% due 04/05/2013	650	640
1.875% due 04/02/2013	1,350	1,343
2.000% due 09/15/2015	2,475	2,316
2.375% due 05/25/2016	1,100	1,019
3.000% due 11/17/2014	800	786
5.500% due 05/25/2016	4,600	4,697
5.500% due 06/26/2017	725	740
General Motors Financial Co., Inc.
4.750% due 08/15/2017	2,000	2,053
HBOS Capital Funding LP
6.071% due 06/30/2014 (d)	4,000	3,130
Icahn Enterprises LP
7.750% due 01/15/2016	1,700	1,781
Ineos Finance PLC
9.000% due 05/15/2015	750	797
International Lease Finance Corp.
6.500% due 09/01/2014	1,900	2,052
6.750% due 09/01/2016	4,850	5,474
8.625% due 09/15/2015	2,975	3,399
iStar Financial, Inc.
5.950% due 10/15/2013	1,875	1,894
9.000% due 06/01/2017	500	538
Leucadia National Corp.
7.000% due 08/15/2013	500	522
Marina District Finance Co., Inc.
9.500% due 10/15/2015	350	355
RBS Capital Trust
5.512% due 09/30/2014 (d)	4,425	2,810
Realogy Corp.
12.375% due 04/15/2015	950	983
Regions Financial Corp.
7.750% due 11/10/2014	2,375	2,648
Resona Preferred Global Securities Cayman Ltd.
7.191% due 07/30/2015 (d)	3,325	3,581
Rouse Co. LLC
6.750% due 11/09/2015	2,250	2,385
Royal Bank of Scotland Group PLC
5.000% due 10/01/2014	750	773
5.050% due 01/08/2015	1,000	1,038
SMFG Preferred Capital Ltd.
6.078% due 01/25/2017 (d)	1,500	1,657
Societe Generale S.A.
5.922% due 04/05/2017 (d)	1,100	892
Springleaf Finance Corp.
5.375% due 10/01/2012	1,700	1,700
5.400% due 12/01/2015	1,900	1,716
5.850% due 06/01/2013	500	500
Susser Holdings LLC
8.500% due 05/15/2016	1,340	1,449
UBS Preferred Funding Trust
6.243% due 05/15/2016 (d)	2,000	1,990
Wind Acquisition Finance S.A.
11.750% due 07/15/2017	4,095	3,880

XL Group PLC
6.500% due 04/15/2017 (d)	1,000	925

		88,177

INDUSTRIALS 59.5%
Affinion Group Holdings, Inc.
11.625% due 11/15/2015	1,050	719
Afren PLC
11.500% due 02/01/2016	1,750	2,008
Air Canada
9.250% due 08/01/2015	1,750	1,829
Alere, Inc.
8.625% due 10/01/2018	300	317
9.000% due 05/15/2016	3,250	3,486
Alion Science and Technology Corp.
12.000% due 11/01/2014 (b)	600	566
Alliance One International, Inc.
10.000% due 07/15/2016	1,650	1,716
American Achievement Corp.
10.875% due 04/15/2016	350	305
American Airlines, Inc.
10.500% due 10/15/2012 ^	125	138
American Axle & Manufacturing, Inc.
7.875% due 03/01/2017	1,250	1,306
Apria Healthcare Group, Inc.
11.250% due 11/01/2014	1,950	2,008
ARAMARK Corp.
8.500% due 02/01/2015	800	820
ARAMARK Holdings Corp.
8.625% due 05/01/2016 (b)	1,850	1,901
Arch Coal, Inc.
8.750% due 08/01/2016	2,225	2,192
Avaya, Inc.
9.750% due 11/01/2015	1,100	982
10.125% due 11/01/2015	1,250	1,122
Avis Budget Car Rental LLC
7.750% due 05/15/2016	467	482
Bausch & Lomb, Inc.
9.875% due 11/01/2015	2,075	2,145
Beazer Homes USA, Inc.
8.125% due 06/15/2016	1,300	1,365
Berry Plastics Corp.
8.250% due 11/15/2015	350	368
10.250% due 03/01/2016	2,500	2,606
Bon-Ton Department Stores, Inc.
10.250% due 03/15/2014	850	820
Caesars Entertainment Operating Co., Inc.
10.750% due 02/01/2016	4,575	3,671
11.250% due 06/01/2017	750	810
Capella Healthcare, Inc.
9.250% due 07/01/2017	3,000	3,214
Case New Holland, Inc.
7.750% due 09/01/2013	3,100	3,259
Catalent Pharma Solutions, Inc.
9.500% due 04/15/2015	1,263	1,293
CCH LLC
13.500% due 11/30/2016	1,260	1,370
Cengage Learning Acquisitions, Inc.
10.500% due 01/15/2015	1,400	1,174
Centex Corp.
6.500% due 05/01/2016	1,025	1,153
Ceridian Corp.
11.250% due 11/15/2015	1,850	1,831
Chesapeake Energy Corp.
9.500% due 02/15/2015	3,625	4,010
CityCenter Holdings LLC
7.625% due 01/15/2016	3,025	3,242
Clear Channel Communications, Inc.
5.500% due 09/15/2014	2,025	1,833
10.750% due 08/01/2016	1,500	1,058
Clearwater Paper Corp.
10.625% due 06/15/2016	1,025	1,135
Clearwire Communications LLC
12.000% due 12/01/2015	4,625	4,596
CNH America LLC
7.250% due 01/15/2016	1,000	1,128
Commercial Metals Co.
6.500% due 07/15/2017	750	791
CONSOL Energy, Inc.
8.000% due 04/01/2017	2,400	2,520
Constellation Brands, Inc.
7.250% due 09/01/2016	900	1,035
7.250% due 05/15/2017	1,000	1,173

8.375% due 12/15/2014	1,600	1,822
Continental Airlines, Inc.
6.750% due 09/15/2015	1,250	1,317
Crown Castle International Corp.
9.000% due 01/15/2015	2,050	2,209
CSC Holdings LLC
8.500% due 06/15/2015	250	262
D.R. Horton, Inc.
4.750% due 05/15/2017	2,000	2,140
Dean Foods Co.
7.000% due 06/01/2016	1,425	1,546
Delta Air Lines, Inc.
9.500% due 09/15/2014	1,790	1,884
DISH DBS Corp.
6.625% due 10/01/2014	400	435
7.125% due 02/01/2016	7,475	8,297
7.750% due 05/31/2015	100	113
DJO Finance LLC
10.875% due 11/15/2014	2,425	2,522
Dole Food Co., Inc.
13.875% due 03/15/2014	800	904
Dollar General Corp.
4.125% due 07/15/2017	550	578
DynCorp International, Inc.
10.375% due 07/01/2017	500	434
Easton-Bell Sports, Inc.
9.750% due 12/01/2016	1,005	1,089
Edgen Murray Corp.
12.250% due 01/15/2015	750	804
El Paso LLC
7.000% due 06/15/2017	2,250	2,594
Enterprise Products Operating LLC
8.375% due 08/01/2066	1,250	1,411
Equinox Holdings, Inc.
9.500% due 02/01/2016	1,100	1,174
Essar Steel Algoma, Inc.
9.875% due 06/15/2015	925	738
First Data Corp.
10.550% due 09/24/2015	2,287	2,353
11.250% due 03/31/2016	3,150	3,071
FMG Resources Pty. Ltd.
6.000% due 04/01/2017	3,800	3,553
6.375% due 02/01/2016	2,525	2,468
7.000% due 11/01/2015	325	325
Forest Oil Corp.
8.500% due 02/15/2014	1,825	1,977
Fresenius Medical Care U.S. Finance, Inc.
6.875% due 07/15/2017	1,760	2,033
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015	2,275	2,633
Gray Television, Inc.
10.500% due 06/29/2015	250	272
Greif, Inc.
6.750% due 02/01/2017	2,000	2,220
GXS Worldwide, Inc.
9.750% due 06/15/2015	750	776
Hanson Ltd.
6.125% due 08/15/2016	4,200	4,557
Harbinger Group, Inc.
10.625% due 11/15/2015	1,150	1,238
Harland Clarke Holdings Corp.
9.500% due 05/15/2015	150	125
HCA, Inc.
6.500% due 02/15/2016	7,875	8,702
6.750% due 07/15/2013	225	234
Huntsman International LLC
5.500% due 06/30/2016	800	806
iGate Corp.
9.000% due 05/01/2016	1,100	1,213
INEOS Group Holdings S.A.
8.500% due 02/15/2016	3,950	3,752
Intelsat Luxembourg S.A.
11.250% due 02/04/2017	3,050	3,237
11.500% due 02/04/2017 (b)	5,600	5,957
Intergen NV
9.000% due 06/30/2017	1,500	1,451
Jarden Corp.
7.500% due 05/01/2017	1,000	1,150
JC Penney Corp., Inc.
7.950% due 04/01/2017	750	778
K Hovnanian Enterprises, Inc.
10.625% due 10/15/2016	1,000	1,089
KB Home
5.875% due 01/15/2015	375	390

6.250% due 06/15/2015	735	768
Kratos Defense & Security Solutions, Inc.
10.000% due 06/01/2017	750	814
Lafarge S.A.
6.200% due 07/09/2015	1,500	1,627
6.500% due 07/15/2016	2,136	2,366
Laureate Education, Inc.
11.000% due 08/15/2015	1,250	1,294
Lennar Corp.
5.600% due 05/31/2015	1,800	1,926
Level 3 Financing, Inc.
8.125% due 07/01/2019	250	267
Limited Brands, Inc.
8.500% due 06/15/2019	755	914
Longview Fibre Paper & Packaging, Inc.
8.000% due 06/01/2016	1,625	1,702
Masco Corp.
6.125% due 10/03/2016	1,985	2,187
McClatchy Co.
11.500% due 02/15/2017	2,100	2,268
McJunkin Red Man Corp.
9.500% due 12/15/2016	1,275	1,382
Meritor, Inc.
8.125% due 09/15/2015	1,050	1,108
MGM Resorts International
6.625% due 07/15/2015	4,675	5,026
6.750% due 04/01/2013	300	308
10.000% due 11/01/2016	2,600	2,990
10.375% due 05/15/2014	1,925	2,175
13.000% due 11/15/2013	100	113
Michaels Stores, Inc.
7.750% due 11/01/2018	2,000	2,155
Mohawk Industries, Inc.
6.375% due 01/15/2016	645	729
Mohegan Tribal Gaming Authority
7.125% due 08/15/2014	975	814
Momentive Performance Materials, Inc.
12.500% due 06/15/2014	975	1,009
Murray Energy Corp.
10.250% due 10/15/2015	250	246
Mylan, Inc.
6.000% due 11/15/2018	1,500	1,597
New York Times Co.
6.625% due 12/15/2016	250	273
Nielsen Finance LLC
11.500% due 05/01/2016	750	842
Ocean Rig UDW, Inc.
9.500% due 04/27/2016	500	518
Office Depot, Inc.
6.250% due 08/15/2013	500	509
Offshore Group Investments Ltd.
11.500% due 08/01/2015	2,500	2,775
Owens-Brockway Glass Container, Inc.
7.375% due 05/15/2016	2,750	3,169
Packaging Dynamics Corp.
8.750% due 02/01/2016	1,875	1,987
Peabody Energy Corp.
7.375% due 11/01/2016	3,425	3,896
PHH Corp.
7.375% due 09/01/2019	750	806
9.250% due 03/01/2016	1,000	1,153
Pinnacle Foods Finance LLC
9.250% due 04/01/2015	1,429	1,468
Plains Exploration & Production Co.
10.000% due 03/01/2016	600	648
PulteGroup, Inc.
5.250% due 01/15/2014	395	411
Quebecor Media, Inc.
7.750% due 03/15/2016	2,525	2,607
Quicksilver Resources, Inc.
11.750% due 01/01/2016	2,550	2,588
Quiksilver, Inc.
6.875% due 04/15/2015	3,250	3,250
Radiation Therapy Services, Inc.
9.875% due 04/15/2017	1,250	916
Radio One, Inc.
12.500% due 05/24/2016	350	304
Reddy Ice Corp.
11.250% due 03/15/2015 ^	1,100	1,112
Regency Energy Partners LP
9.375% due 06/01/2016	1,271	1,393
Reynolds Group Issuer, Inc.
5.750% due 10/15/2020	1,000	1,001
7.750% due 10/15/2016	2,525	2,639

Rite Aid Corp.
7.500% due 03/01/2017	1,300	1,342
9.500% due 06/15/2017	2,000	2,067
Rockies Express Pipeline LLC
3.900% due 04/15/2015	750	743
Royal Caribbean Cruises Ltd.
11.875% due 07/15/2015	1,350	1,667
RR Donnelley & Sons Co.
6.125% due 01/15/2017	1,750	1,732
Ryerson, Inc.
9.000% due 10/15/2017 (a)	2,250	2,309
12.000% due 11/01/2015	1,150	1,190
Ryland Group, Inc.
6.625% due 05/01/2020	250	273
Sabine Pass LNG LP
7.500% due 11/30/2016	2,850	3,092
Sable International Finance Ltd.
7.750% due 02/15/2017	1,000	1,058
SandRidge Energy, Inc.
9.875% due 05/15/2016	2,100	2,299
Schaeffler Finance BV
7.750% due 02/15/2017	3,650	4,051
Seagate HDD Cayman
6.875% due 05/01/2020	500	536
Seagate Technology HDD Holdings
6.800% due 10/01/2016	250	278
Sealed Air Corp.
5.625% due 07/15/2013	1,000	1,030
7.875% due 06/15/2017	750	806
Sealy Mattress Co.
10.875% due 04/15/2016	640	701
Sequa Corp.
11.750% due 12/01/2015	1,100	1,161
Service Corp. International
7.000% due 06/15/2017	750	866
Shingle Springs Tribal Gaming Authority
9.375% due 06/15/2015	1,600	1,328
Sirius XM Radio, Inc.
8.750% due 04/01/2015	2,050	2,342
Smithfield Foods, Inc.
7.750% due 07/01/2017	2,250	2,542
Snoqualmie Entertainment Authority
9.125% due 02/01/2015	977	994
Speedway Motorsports, Inc.
8.750% due 06/01/2016	825	896
SPX Corp.
7.625% due 12/15/2014	1,550	1,713
SunGard Data Systems, Inc.
10.250% due 08/15/2015	1,901	1,953
Sunoco, Inc.
5.750% due 01/15/2017	650	722
SUPERVALU, Inc.
8.000% due 05/01/2016 (f)	2,150	1,930
Telesat LLC
6.000% due 05/15/2017	1,500	1,568
Tenet Healthcare Corp.
9.250% due 02/01/2015	1,700	1,921
Tesoro Corp.
4.250% due 10/01/2017	1,500	1,549
Toll Brothers Finance Corp.
4.950% due 03/15/2014	625	655
Toys “R” Us - Delaware, Inc.
7.375% due 09/01/2016	3,100	3,170
Travelport LLC
9.875% due 09/01/2014	1,150	926
TRW Automotive, Inc.
7.000% due 03/15/2014	790	845
7.250% due 03/15/2017	1,500	1,721
U.S. Steel Corp.
6.050% due 06/01/2017	500	499
UR Merger Sub Corp.
10.875% due 06/15/2016	750	838
USG Corp.
6.300% due 11/15/2016	1,200	1,218
Valeant Pharmaceuticals International
6.500% due 07/15/2016	1,850	1,949
Vertellus Specialties, Inc.
9.375% due 10/01/2015	1,100	877
ViaSat, Inc.
8.875% due 09/15/2016	250	269
Vulcan Materials Co.
6.500% due 12/01/2016	1,000	1,103
VWR Funding, Inc.
10.250% due 07/15/2015	2,475	2,534

Windstream Corp.
8.125% due 08/01/2013	1,225	1,292
WMG Acquisition Corp.
9.500% due 06/15/2016	2,025	2,220
YCC Holdings LLC
10.250% due 02/15/2016 (b)	3,975	4,134

		299,089

UTILITIES 9.9%
AES Corp.
7.750% due 03/01/2014	100	108
7.750% due 10/15/2015	4,673	5,304
Calpine Construction Finance Co. LP
8.000% due 06/01/2016	1,900	2,052
CenturyLink, Inc.
5.150% due 06/15/2017	1,200	1,311
CMS Energy Corp.
6.875% due 12/15/2015	250	285
Cricket Communications, Inc.
7.750% due 05/15/2016	2,450	2,597
DPL, Inc.
6.500% due 10/15/2016	595	656
Energy Future Intermediate Holding Co. LLC
6.875% due 08/15/2017	1,350	1,404
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016	1,100	1,138
Frontier Communications Corp.
7.875% due 04/15/2015	1,400	1,575
8.250% due 05/01/2014	5	6
8.250% due 04/15/2017	2,150	2,451
GenOn Energy, Inc.
7.625% due 06/15/2014	1,950	2,091
7.875% due 06/15/2017	1,000	1,070
Integra Telecom Holdings, Inc.
10.750% due 04/15/2016	300	308
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	2,150	2,332
Midwest Generation LLC
8.560% due 01/02/2016	5,163	4,698
NII Capital Corp.
10.000% due 08/15/2016	1,000	990
NRG Energy, Inc.
7.375% due 01/15/2017	750	781
Penn Virginia Corp.
10.375% due 06/15/2016	1,475	1,540
Qwest Communications International, Inc.
8.000% due 10/01/2015	3,180	3,322
Sprint Nextel Corp.
6.000% due 12/01/2016	9,425	9,755
Texas Competitive Electric Holdings Co. LLC
10.250% due 11/01/2015	5,775	1,578
Virgin Media Finance PLC
9.500% due 08/15/2016	2,018	2,245

		49,597

Total Corporate Bonds & Notes (Cost $427,510)		436,863

SHORT-TERM INSTRUMENTS 11.6%
REPURCHASE AGREEMENTS 2.6%
JPMorgan Securities, Inc.
0.260% due 10/01/2012	12,400	12,400
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 1.250% due 03/15/2014 valued at $12,669. Repurchase proceeds are $12,400.)
State Street Bank and Trust Co.
0.010% due 10/01/2012	619	619
(Dated 09/28/2012. Collateralized by Fannie Mae 1.125% due 06/27/2014 valued at $636. Repurchase proceeds are $619.)

		13,019

U.S. TREASURY BILLS 9.0%
0.146% due 01/24/2013 - 08/22/2013 (c)(g)	45,300	45,266

Total Short-Term Instruments (Cost $58,281)		58,285

Total Investments 98.6% (Cost $485,791)		$495,148
Other Assets and Liabilities (Net) 1.4%		7,121

Net Assets 100.0%		$502,269

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Payment in-kind bond security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $3,003 at a weighted average interest rate of (2.685%).

(f)	Securities with an aggregate market value of $1,885 have been pledged as collateral for the following open reverse repurchase agreements as of September 30, 2012:

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
BCY	(3.000%)	03/15/2012	03/15/2014	$2,200	$(2,163)

(g)	Centrally cleared swap agreements outstanding on September 30, 2012:

Securities with an aggregate market value of $906 and cash of $306 have been pledged as collateral for the following open centrally cleared swaps as of September 30, 2012:

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation
CDX.HY-18 5-Year Index	5.000%	06/20/2017	$14,454	$114	$3
CDX.HY-19 5-Year Index	5.000%	12/20/2017	5,000	(1)	30

				$113	$33

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$88,177	$0	$88,177
Industrials	0	299,089	0	299,089
Utilities	0	44,899	4,698	49,597
Short-Term Instruments
Repurchase Agreements	0	13,019	0	13,019
U.S. Treasury Bills	0	45,266	0	45,266
	$0	$490,450	$4,698	$495,148
Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$33	$0	$33

Totals	$0	$490,483	$4,698	$495,181

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 06/30/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (3)
Investments, at value
Corporate Bonds & Notes
Utilities	$2,685	$2,923	$(774)	$5	$5	$(146)	$0	$0	$4,698	$(136)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value (s) %
Investments, at value
Corporate Bonds & Notes
Utilities	$4,698	Third Party Vendor	Broker Quote	91.00

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 93.9%
BANKING & FINANCE 30.8%
Allstate Corp.
7.450% due 05/16/2019	$750	$983
American Express Co.
6.150% due 08/28/2017	1,675	2,040
American Honda Finance Corp.
2.600% due 09/20/2016	1,380	1,456
American International Group, Inc.
4.250% due 09/15/2014	100	106
5.850% due 01/16/2018	840	977
6.400% due 12/15/2020	1,750	2,136
Banco do Brasil S.A.
6.000% due 01/22/2020	1,000	1,187
Bank of America Corp.
5.625% due 07/01/2020	100	114
6.500% due 08/01/2016	375	434
7.375% due 05/15/2014	300	329
Bank of New York Mellon Corp.
1.969% due 06/20/2017	750	777
Bank of Nova Scotia
3.400% due 01/22/2015	800	851
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.350% due 02/23/2017	500	520
Barclays Bank PLC
6.050% due 12/04/2017	1,000	1,081
Bear Stearns Cos. LLC
5.300% due 10/30/2015	300	335
Berkshire Hathaway Finance Corp.
5.750% due 01/15/2040	300	368
BNP Paribas S.A.
3.600% due 02/23/2016	1,140	1,205
Boeing Capital Corp.
3.250% due 10/27/2014	1,085	1,146
Capital One Capital
8.875% due 05/15/2040	1,200	1,227
Caterpillar Financial Services Corp.
6.125% due 02/17/2014	820	884
Citigroup, Inc.
5.375% due 08/09/2020	40	46
5.500% due 02/15/2017	1,000	1,109
6.010% due 01/15/2015	300	329
6.125% due 05/15/2018	550	652
8.125% due 07/15/2039	1,025	1,529
Commonwealth Bank of Australia
1.950% due 03/16/2015	1,500	1,534
Credit Suisse
4.375% due 08/05/2020	500	563
5.000% due 05/15/2013	830	852
Deutsche Bank AG
3.250% due 01/11/2016	500	530
Fidelity National Financial, Inc.
5.500% due 09/01/2022	600	645
Ford Motor Credit Co. LLC
2.500% due 01/15/2016	500	507
5.875% due 08/02/2021	1,500	1,700
7.000% due 10/01/2013	625	662
8.000% due 06/01/2014	500	552
8.700% due 10/01/2014	200	228
General Electric Capital Corp.
5.500% due 01/08/2020	960	1,138
6.750% due 03/15/2032	1,500	1,929
Goldman Sachs Group, Inc.
5.250% due 10/15/2013	2,450	2,558
5.375% due 03/15/2020	2,545	2,845
6.750% due 10/01/2037	750	807
Hospitality Properties Trust
5.000% due 08/15/2022	500	526
HSBC Bank USA N.A.
4.625% due 04/01/2014	820	860
4.875% due 08/24/2020	1,960	2,116
HSBC Holdings PLC
5.100% due 04/05/2021	750	868
Hutchison Whampoa International Ltd.
4.625% due 01/13/2022	1,000	1,099

ING Bank NV
4.000% due 03/15/2016	500	529
Itau Unibanco Holding S.A.
5.650% due 03/19/2022	500	525
John Deere Capital Corp.
2.950% due 03/09/2015	100	105
3.900% due 07/12/2021	275	310
5.750% due 09/10/2018	200	247
JPMorgan Chase & Co.
3.700% due 01/20/2015	3,880	4,112
4.500% due 01/24/2022	500	556
5.400% due 01/06/2042	750	876
JPMorgan Chase Bank N.A.
5.875% due 06/13/2016	1,030	1,186
Kimco Realty Corp.
6.875% due 10/01/2019	940	1,154
Lloyds TSB Bank PLC
5.800% due 01/13/2020	1,000	1,157
Macquarie Bank Ltd.
6.625% due 04/07/2021	730	783
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018	1,000	1,200
7.750% due 05/14/2038	1,400	1,765
MetLife, Inc.
5.700% due 06/15/2035	400	494
5.875% due 02/06/2041	1,510	1,902
Moody’s Corp.
5.500% due 09/01/2020	300	332
Morgan Stanley
5.500% due 07/24/2020	2,775	3,002
6.000% due 04/28/2015	400	434
7.300% due 05/13/2019	1,230	1,454
MUFG Capital Finance Ltd.
6.346% due 07/25/2016 (b)	500	545
Nomura Holdings, Inc.
6.700% due 03/04/2020	660	756
Nordea Bank AB
4.875% due 01/14/2021	1,410	1,623
PNC Funding Corp.
3.300% due 03/08/2022	500	537
ProLogis LP
6.625% due 05/15/2018	710	850
Prudential Financial, Inc.
4.750% due 09/17/2015	1,875	2,066
Rabobank Group
5.250% due 05/24/2041	1,910	2,231
Sberbank of Russia Via SB Capital S.A.
6.125% due 02/07/2022	1,000	1,107
Simon Property Group LP
5.650% due 02/01/2020	100	121
6.750% due 05/15/2014	1,180	1,273
SLM Corp.
6.250% due 01/25/2016	1,500	1,635
7.250% due 01/25/2022	500	562
Toyota Motor Credit Corp.
3.200% due 06/17/2015	650	694
UBS AG
5.750% due 04/25/2018	870	1,027
Wachovia Bank N.A.
6.600% due 01/15/2038	500	698
Wachovia Corp.
5.500% due 05/01/2013	810	834
Wells Fargo & Co.
3.500% due 03/08/2022	1,500	1,603

		84,625

INDUSTRIALS 50.1%
Abbott Laboratories
5.125% due 04/01/2019	1,370	1,653
Alcoa, Inc.
6.150% due 08/15/2020	815	901
Altria Group, Inc.
9.250% due 08/06/2019	939	1,335
America Movil S.A.B. de C.V.
6.125% due 03/30/2040	680	893
American Tower Corp.
4.500% due 01/15/2018	1,170	1,293
Amgen, Inc.
3.450% due 10/01/2020	920	969
3.625% due 05/15/2022	1,500	1,585
6.150% due 06/01/2018	200	245
Anadarko Petroleum Corp.
6.375% due 09/15/2017	1,200	1,449

Anheuser-Busch Cos. LLC
5.500% due 01/15/2018	1,000	1,208
Anheuser-Busch InBev Worldwide, Inc.
7.750% due 01/15/2019	925	1,253
ArcelorMittal
6.125% due 06/01/2018	200	199
10.100% due 06/01/2019	665	767
Barrick PD Australia Finance Pty. Ltd.
4.950% due 01/15/2020	1,200	1,342
BG Energy Capital PLC
5.125% due 10/15/2041	1,240	1,468
BHP Billiton Finance USA Ltd.
6.500% due 04/01/2019	1,000	1,275
Boeing Co.
3.500% due 02/15/2015	400	429
Boston Scientific Corp.
4.500% due 01/15/2015	1,270	1,359
Bottling Group LLC
6.950% due 03/15/2014	975	1,065
Bunge Ltd. Finance Corp.
4.100% due 03/15/2016	400	429
Burlington Northern Santa Fe LLC
5.400% due 06/01/2041	1,140	1,392
Caterpillar, Inc.
3.803% due 08/15/2042	903	913
Cenovus Energy, Inc.
6.750% due 11/15/2039	1,260	1,710
CenterPoint Energy Resources Corp.
4.500% due 01/15/2021	980	1,113
Cisco Systems, Inc.
4.450% due 01/15/2020	1,770	2,081
CNOOC Finance Ltd.
3.875% due 05/02/2022	1,000	1,063
Coca-Cola Co.
1.650% due 03/14/2018	750	776
Coca-Cola Enterprises, Inc.
2.000% due 08/19/2016	830	848
Comcast Corp.
5.700% due 05/15/2018	1,000	1,218
5.700% due 07/01/2019	1,650	2,023
6.950% due 08/15/2037	750	1,026
ConocoPhillips
5.750% due 02/01/2019	1,720	2,141
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	1,500	1,530
Corning, Inc.
5.750% due 08/15/2040	785	958
Corp. Nacional del Cobre de Chile
3.000% due 07/17/2022	500	505
CSX Corp.
6.220% due 04/30/2040	1,200	1,579
CVS Caremark Corp.
6.125% due 09/15/2039	1,350	1,769
Danaher Corp.
1.300% due 06/23/2014	1,265	1,285
Deere & Co.
6.950% due 04/25/2014	1,000	1,102
Deutsche Telekom International Finance BV
3.125% due 04/11/2016	1,750	1,842
Devon Energy Corp.
3.250% due 05/15/2022	750	782
DIRECTV Holdings LLC
3.125% due 02/15/2016	1,300	1,370
Discovery Communications LLC
5.050% due 06/01/2020	1,250	1,460
Dow Chemical Co.
5.250% due 11/15/2041	1,000	1,141
5.900% due 02/15/2015	740	825
7.600% due 05/15/2014	270	298
Eli Lilly & Co.
5.950% due 11/15/2037	930	1,270
Encana Corp.
5.150% due 11/15/2041	1,380	1,446
Energy Transfer Partners LP
8.500% due 04/15/2014	1,074	1,184
Ensco PLC
4.700% due 03/15/2021	940	1,064
Enterprise Products Operating LLC
5.200% due 09/01/2020	750	885
EOG Resources, Inc.
4.100% due 02/01/2021	1,000	1,139
General Electric Co.
5.250% due 12/06/2017	1,280	1,517

Gilead Sciences, Inc.
4.400% due 12/01/2021	750	854
GlaxoSmithKline Capital, Inc.
5.650% due 05/15/2018	750	925
Hewlett-Packard Co.
2.125% due 09/13/2015	1,110	1,127
Home Depot, Inc.
5.400% due 03/01/2016	1,280	1,482
Hutchison Whampoa International Ltd.
7.450% due 11/24/2033	500	727
Intel Corp.
1.950% due 10/01/2016	1,120	1,177
International Business Machines Corp.
1.000% due 08/05/2013	510	513
4.000% due 06/20/2042	567	622
5.600% due 11/30/2039	29	39
International Paper Co.
7.500% due 08/15/2021	1,030	1,355
Johnson & Johnson
5.550% due 08/15/2017	500	611
Kellogg Co.
4.000% due 12/15/2020	750	842
Kinder Morgan Energy Partners LP
5.300% due 09/15/2020	1,110	1,296
Kraft Foods, Inc.
4.125% due 02/09/2016	100	110
5.375% due 02/10/2020	200	242
6.500% due 02/09/2040	1,350	1,838
Kroger Co.
6.150% due 01/15/2020	1,100	1,349
L-3 Communications Corp.
4.750% due 07/15/2020	1,230	1,360
Lockheed Martin Corp.
4.250% due 11/15/2019	1,160	1,315
Marriott International, Inc.
6.200% due 06/15/2016	100	115
McDonald’s Corp.
2.625% due 01/15/2022	1,500	1,582
Medtronic, Inc.
4.450% due 03/15/2020	750	873
Merck & Co., Inc.
5.000% due 06/30/2019	735	891
Microsoft Corp.
1.625% due 09/25/2015	1,170	1,215
News America, Inc.
6.400% due 12/15/2035	1,000	1,245
Noble Holding International Ltd.
4.625% due 03/01/2021	860	957
4.900% due 08/01/2020	100	112
Norfolk Southern Corp.
3.250% due 12/01/2021	100	105
Novartis Capital Corp.
2.900% due 04/24/2015	660	701
Occidental Petroleum Corp.
2.700% due 02/15/2023	1,000	1,030
Omnicom Group, Inc.
3.625% due 05/01/2022	500	529
Oracle Corp.
3.750% due 07/08/2014	940	996
5.750% due 04/15/2018	1,000	1,243
Pemex Project Funding Master Trust
5.750% due 03/01/2018	995	1,170
PepsiCo, Inc.
3.100% due 01/15/2015	300	317
5.500% due 01/15/2040	400	523
Petrobras International Finance Co.
5.750% due 01/20/2020	500	572
6.875% due 01/20/2040	1,120	1,415
Pfizer, Inc.
6.200% due 03/15/2019	1,100	1,404
Philip Morris International, Inc.
5.650% due 05/16/2018	1,300	1,595
Praxair, Inc.
2.450% due 02/15/2022	1,000	1,008
Procter & Gamble Co.
3.500% due 02/15/2015	1,390	1,488
Raytheon Co.
3.125% due 10/15/2020	1,335	1,435
Republic Services, Inc.
5.000% due 03/01/2020	610	708
5.250% due 11/15/2021	320	380
Rio Tinto Finance USA Ltd.
3.750% due 09/20/2021	275	294
6.500% due 07/15/2018	1,450	1,809

Roche Holdings, Inc.
6.000% due 03/01/2019	1,390	1,748
Rogers Communications, Inc.
6.800% due 08/15/2018	680	861
SABMiller Holdings, Inc.
1.850% due 01/15/2015	500	512
4.950% due 01/15/2042	750	878
Schlumberger Investment S.A.
2.400% due 08/01/2022	1,000	992
Southern Copper Corp.
6.750% due 04/16/2040	700	813
Statoil ASA
3.125% due 08/17/2017	300	329
Target Corp.
3.875% due 07/15/2020	1,350	1,542
Teck Resources Ltd.
4.750% due 01/15/2022	1,500	1,609
Telefonica Emisiones S.A.U.
2.582% due 04/26/2013	300	301
3.729% due 04/27/2015	200	199
5.462% due 02/16/2021	500	491
Thermo Fisher Scientific, Inc.
3.600% due 08/15/2021	750	804
Time Warner Cable, Inc.
5.000% due 02/01/2020	400	465
5.875% due 11/15/2040	1,000	1,182
8.750% due 02/14/2019	250	341
Time Warner, Inc.
3.150% due 07/15/2015	1,190	1,271
4.900% due 06/15/2042	1,000	1,103
Total Capital S.A.
3.000% due 06/24/2015	680	724
TransCanada PipeLines Ltd.
3.800% due 10/01/2020	840	945
Transocean, Inc.
4.950% due 11/15/2015	300	329
6.500% due 11/15/2020	580	694
Union Pacific Corp.
4.750% due 09/15/2041	875	992
United Parcel Service, Inc.
3.875% due 04/01/2014	1,500	1,581
United Technologies Corp.
3.100% due 06/01/2022	500	534
4.500% due 04/15/2020	1,260	1,484
UnitedHealth Group, Inc.
6.875% due 02/15/2038	1,600	2,231
Vale Overseas Ltd.
6.875% due 11/21/2036	640	745
Wal-Mart Stores, Inc.
2.250% due 07/08/2015	100	105
4.250% due 04/15/2021	1,000	1,178
5.375% due 04/05/2017	380	456
5.625% due 04/15/2041	100	134
6.200% due 04/15/2038	900	1,247
Walgreen Co.
1.800% due 09/15/2017	500	506
Walt Disney Co.
0.875% due 12/01/2014	500	505
Waste Management, Inc.
4.750% due 06/30/2020	505	580
Weatherford International Ltd.
5.125% due 09/15/2020	630	690
WellPoint, Inc.
3.125% due 05/15/2022	500	500
WPP Finance UK
8.000% due 09/15/2014	210	236

		137,705

UTILITIES 13.0%
Appalachian Power Co.
4.600% due 03/30/2021	1,120	1,301
AT&T, Inc.
2.500% due 08/15/2015	110	116
6.300% due 01/15/2038	2,500	3,297
BP Capital Markets PLC
3.245% due 05/06/2022	1,000	1,061
4.500% due 10/01/2020	300	349
5.250% due 11/07/2013	350	368
Commonwealth Edison Co.
4.000% due 08/01/2020	770	875
Consumers Energy Co.
2.850% due 05/15/2022	500	523

Dominion Resources, Inc.
4.450% due 03/15/2021	1,235	1,422
Duke Energy Corp.
2.150% due 11/15/2016	1,160	1,200
E.ON International Finance BV
5.800% due 04/30/2018	1,120	1,358
EDF S.A.
4.600% due 01/27/2020	500	562
Enel Finance International NV
6.250% due 09/15/2017	340	372
Entergy Corp.
5.125% due 09/15/2020	300	325
Exelon Generation Co. LLC
6.200% due 10/01/2017	100	119
FirstEnergy Corp.
7.375% due 11/15/2031	1,210	1,591
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	1,680	1,796
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	990	1,272
Pacific Gas & Electric Co.
3.500% due 10/01/2020	830	918
5.800% due 03/01/2037	780	1,001
Pennsylvania Electric Co.
5.200% due 04/01/2020	70	79
Petroleos Mexicanos
4.875% due 01/24/2022	1,000	1,133
Plains All American Pipeline LP
5.150% due 06/01/2042	1,250	1,429
Progress Energy, Inc.
4.400% due 01/15/2021	1,605	1,806
Shell International Finance BV
3.100% due 06/28/2015	1,370	1,465
4.375% due 03/25/2020	230	270
Southern California Edison Co.
3.875% due 06/01/2021	500	568
Southern Power Co.
5.150% due 09/15/2041	1,365	1,573
Southwestern Public Service Co.
6.000% due 10/01/2036	1,000	1,265
TNK-BP Finance S.A.
7.500% due 07/18/2016	750	870
Verizon Communications, Inc.
8.750% due 11/01/2018	2,370	3,314
Vodafone Group PLC
4.375% due 03/16/2021	1,710	1,994

		35,592

Total Corporate Bonds & Notes (Cost $243,565)		257,922

SHORT-TERM INSTRUMENTS 5.5%
REPURCHASE AGREEMENTS 1.1%
Credit Suisse Securities (USA) LLC
0.280% due 10/01/2012	2,400	2,400
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.250% due 02/28/2014 valued at $2,455. Repurchase proceeds are $2,400.)
State Street Bank and Trust Co.
0.010% due 10/01/2012	561	561
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 1.000% due 03/31/2017 valued at $574. Repurchase proceeds are $561.)

		2,961

U.S. TREASURY BILLS 4.4%
0.163% due 02/14/2013 - 08/22/2013 (a)	12,200	12,187

Total Short-Term Instruments (Cost $15,146)		15,148

Total Investments 99.4% (Cost $258,711)		$273,070
Other Assets and Liabilities (Net) 0.6%		1,737

Net Assets 100.0%		$274,807

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Perpetual maturity, date shown represents next contractual call date.

(c)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$84,625	$0	$84,625
Industrials	0	136,175	1,530	137,705
Utilities	0	35,592	0	35,592
Short-Term Instruments
Repurchase Agreements	0	2,961	0	2,961
U.S. Treasury Bills	0	12,187	0	12,187

	$0	$271,540	$1,530	$273,070

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 06/30/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (2)
Investments, at value
Corporate Bonds & Notes
Industrials	$0	$1,498	$0	$0	$0	$32	$0	$0	$1,530	$32

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value (s) %
Investments, at value
Corporate Bonds & Notes
Industrials	$1,530	Third Party Vendor	Broker Quote	102.00

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Australia Bond Index Exchange-Traded Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 59.8%
CORPORATE BONDS & NOTES 11.7%
Australia & New Zealand Banking Group Ltd.
6.750% due 05/09/2016	AUD	500	$565
Commonwealth Bank of Australia
5.750% due 01/25/2017		500	559
6.500% due 07/21/2015		500	556
National Australia Bank Ltd.
5.750% due 12/19/2013		500	535
7.250% due 03/07/2018		500	588
Telstra Corp. Ltd.
6.250% due 04/15/2015		700	769
Westpac Banking Corp.
5.750% due 02/06/2017		500	559
6.500% due 11/09/2015		500	558
Woolworths Ltd.
6.000% due 03/21/2019		500	563

			5,252

SOVEREIGN ISSUES 48.1%
Australia Government Bond
4.250% due 07/21/2017		500	559
4.750% due 04/21/2027		1,700	2,058
5.250% due 03/15/2019		600	718
5.500% due 04/21/2023		1,100	1,399
5.750% due 05/15/2021		300	381
New South Wales Treasury Corp.
4.000% due 02/20/2017		500	536
5.500% due 08/01/2013		1,100	1,166
6.000% due 04/01/2016		1,000	1,138
6.000% due 02/01/2018		2,000	2,346
Northern Territory Treasury Corp.
6.250% due 10/20/2015		500	564
Queensland Treasury Corp.
5.500% due 06/21/2021		1,600	1,845
6.000% due 10/21/2015		800	898
6.000% due 02/21/2018		500	579
6.250% due 02/21/2020		700	836
South Australian Government Financing Authority
5.750% due 09/20/2017		1,000	1,138
Tasmanian Public Finance
5.500% due 06/23/2014		300	324
Treasury Corp. of Victoria
5.500% due 11/15/2018		900	1,043
5.500% due 12/17/2024		2,200	2,640
Western Australia Treasury Corp.
5.500% due 04/23/2014		400	432
7.000% due 10/15/2019		800	1,011

			21,611

Total Australia (Cost $25,690)			26,863

GERMANY 7.6%
CORPORATE BONDS & NOTES 7.6%
KFW 6.000% due 01/19/2016		1,000	1,118
Landwirtschaftliche Rentenbank
5.500% due 03/09/2020		1,000	1,129
6.500% due 04/12/2017		1,000	1,155

Total Germany (Cost $3,376)			3,402

NETHERLANDS 1.2%
CORPORATE BONDS & NOTES 1.2%
Rabobank Group
6.500% due 04/20/2015		500	547

Total Netherlands (Cost $540)			547

NORWAY 2.1%
SOVEREIGN ISSUES 2.1%
Kommunalbanken A/S
6.500% due 04/12/2021	800	964

Total Norway (Cost $959)		964

SUPRANATIONAL 13.8%
CORPORATE BONDS & NOTES 13.8%
Asian Development Bank
5.250% due 05/13/2014	500	537
6.000% due 02/22/2018	500	585
Council of Europe Development Bank
6.000% due 10/08/2020	500	570
European Investment Bank
6.250% due 04/15/2015	1,100	1,213
6.250% due 06/08/2021	500	585
Inter-American Development Bank
5.375% due 05/27/2014	1,000	1,077
International Finance Corp.
5.750% due 06/24/2014	1,500	1,628

Total Supranational (Cost $5,981)		6,195

SWEDEN 1.2%
CORPORATE BONDS & NOTES 1.2%
Stadshypotek AB
4.250% due 10/10/2017 (a)	500	523

Total Sweden (Cost $521)		523

UNITED KINGDOM 1.7%
CORPORATE BONDS & NOTES 1.7%
HSBC Bank PLC
6.750% due 03/12/2015	700	773

Total United Kingdom (Cost $730)		773

Total Investments 87.4% (Cost $37,797)		$39,267
Other Assets and Liabilities (Net) 12.6%		5,675

Net Assets 100.0%		$44,942

Notes to Schedule of Investments (amounts in thousands):

(a)	When-issued security.

(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Australia
Corporate Bonds & Notes	$0	$5,252	$0	$5,252
Sovereign Issues	0	21,611	0	21,611
Germany
Corporate Bonds & Notes	0	3,402	0	3,402
Netherlands
Corporate Bonds & Notes	0	547	0	547
Norway
Sovereign Issues	0	964	0	964
Supranational
Corporate Bonds & Notes	0	6,195	0	6,195
Sweden
Corporate Bonds & Notes	0	523	0	523
United Kingdom
Corporate Bonds & Notes	0	773	0	773

	$0	$39,267	$0	$39,267

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Canada Bond Index Exchange-Traded Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CANADA 98.4%
SOVEREIGN ISSUES 98.4%
Alberta Capital Finance Authority
4.650% due 06/15/2017	CAD	485	$558
Canada Government Bond
2.000% due 06/01/2016		770	806
2.000% due 12/01/2041 (a)		284	419
2.500% due 09/01/2013		2,040	2,102
4.000% due 06/01/2041		520	714
5.750% due 06/01/2033		110	176
Canada Housing Trust
1.850% due 12/15/2016		300	309
2.750% due 06/15/2016		1,220	1,299
Canada Post Corp.
4.080% due 07/16/2025		260	312
City of Montreal Canada
5.450% due 12/01/2019		855	1,015
City of Toronto Canada
4.500% due 12/02/2019		890	1,018
Hydro-Quebec
5.000% due 02/15/2045		890	1,172
Municipal Finance Authority of British Columbia
3.100% due 06/01/2014		1,080	1,131
Province of Alberta
2.750% due 12/01/2014		85	89
4.000% due 12/01/2019		450	517
Province of British Columbia
4.100% due 12/18/2019		680	783
4.300% due 06/18/2042		310	379
Province of Manitoba
4.400% due 09/05/2025		925	1,086
Province of New Brunswick
4.500% due 06/02/2020		925	1,078
Province of Newfoundland
4.650% due 10/17/2040		745	943
Province of Nova Scotia
4.100% due 06/01/2021		640	731
4.400% due 06/01/2042		380	462
Province of Ontario
3.150% due 06/02/2022		500	529
4.000% due 06/02/2021		570	647
4.650% due 06/02/2041		640	809
5.850% due 03/08/2033		1,115	1,561
Province of Quebec
3.500% due 12/01/2022		1,080	1,161
5.000% due 12/01/2041		190	246
6.250% due 06/01/2032		120	170
Province of Saskatchewan
5.800% due 09/05/2033		735	1,054
Regional Municipality of Peel Ontario
5.100% due 06/29/2040		380	475
Regional Municipality of York
4.000% due 06/30/2021		520	575

Total Canada (Cost $23,213)			24,326

Total Investments 98.4% (Cost $23,213)			$24,326
Other Assets and Liabilities (Net) 1.6%			400

Net Assets 100.0%			$24,726

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

(b)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
11/2012	CAD	41	$	42	UAG	$0	$0	$0
11/2012	$	110	CAD	107	BRC	0	(1)	(1)

						$0	$(1)	$(1)

(c)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Canada
Sovereign Issues	$0	$24,326	$0	$24,326
Financial Derivative Instruments (2) - Liabilities
Foreign Exchange Contracts	$0	$(1)	$0	$(1)

Totals	$0	$24,325	$0	$24,325

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO Germany Bond Index Exchange-Traded Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
GERMANY 81.5%
CORPORATE BONDS & NOTES 43.8%
Bayerische Landesbank
3.375% due 09/04/2017	EUR	80	$115
Deutsche Bank AG
5.125% due 08/31/2017		50	75
Deutsche Pfandbriefbank AG
3.750% due 05/31/2013		60	79
Deutsche Postbank AG
3.750% due 02/12/2014		20	27
Dexia Kommunalbank Deutschland AG
1.875% due 03/11/2013		20	26
Duesseldorfer Hypothekenbank AG
1.875% due 12/13/2013		20	26
Eurogrid GmbH
3.875% due 10/22/2020		50	72
Eurohypo AG
3.750% due 03/24/2014		50	67
4.500% due 08/28/2013		60	80
Evonik Industries AG
7.000% due 10/14/2014		20	29
HSH Nordbank AG
4.375% due 02/18/2014		40	54
K+S AG
5.000% due 09/24/2014		10	14
KFW
2.500% due 01/17/2022		140	192
3.625% due 01/20/2020		30	44
Landeskreditbank Baden-Wuerttemberg Foerderbank
4.125% due 04/15/2013		70	92
LBBW
3.750% due 02/12/2014		20	27
Merck Financial Services GmbH
3.375% due 03/24/2015		30	41
Metro AG
7.625% due 03/05/2015		10	15
Norddeutsche Landesbank
3.250% due 01/18/2021		40	58
UniCredit Bank AG
2.625% due 05/31/2017		60	83
Voith GmbH
5.375% due 06/21/2017		20	30
Volkswagen Financial Services AG
6.875% due 01/15/2014		40	55

			1,301

SOVEREIGN ISSUES 37.7%
Republic of Germany
1.750% due 07/04/2022		100	133
2.250% due 09/04/2021		110	153
3.750% due 10/17/2013		70	93
3.750% due 01/04/2019		100	152
5.625% due 01/04/2028		20	38
State of Berlin
3.500% due 02/13/2014		90	121
State of Brandenburg
3.625% due 01/26/2015		30	42
State of Hesse
2.250% due 01/29/2014		70	92
State of North Rhine-Westphalia
2.875% due 05/20/2016		130	180
3.500% due 07/07/2021		60	88
State of Saxony-Anhalt
4.000% due 09/26/2016		20	29

			1,121

Total Germany (Cost $2,438)			2,422

NETHERLANDS 16.3%
CORPORATE BONDS & NOTES 16.3%
Bayer Capital Corp. BV
4.625% due 09/26/2014		20	28
BMW Finance NV
8.875% due 09/19/2013		50	69

Deutsche Bahn Finance BV
4.875% due 03/12/2019	50	77
Deutsche Telekom International Finance BV
7.500% due 01/24/2033	40	78
E.ON International Finance BV
4.875% due 01/28/2014	20	27
6.375% due 05/29/2017	20	32
Enbw International Finance BV
4.125% due 07/07/2015	30	42
Lanxess Finance BV
7.750% due 04/09/2014	20	28
Metro Finance BV
4.250% due 02/22/2017	20	28
RWE Finance BV
5.125% due 07/23/2018	20	31
Siemens Financieringsmaatschappij NV
5.625% due 06/11/2018	10	16
Volkswagen International Finance NV
7.000% due 02/09/2016	10	15
Wuerth Finance International BV
3.750% due 05/25/2018	10	14

Total Netherlands (Cost $485)		485

Total Investments 97.8% (Cost $2,923)		$2,907
Other Assets and Liabilities (Net) 2.2%		64

Net Assets 100.0%		$2,971

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Germany
Corporate Bonds & Notes	$0	$1,301	$0	$1,301
Sovereign Issues	0	1,121	0	1,121
Netherlands
Corporate Bonds & Notes	0	485	0	485

	$0	$2,907	$0	$2,907

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Build America Bond Exchange-Traded Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 94.4%
CALIFORNIA 38.3%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	$350	$446
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050	1,500	2,173
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,000	1,287
Los Angeles Department of Airports, California Revenue Bonds, (BABs), Series 2009
6.582% due 05/15/2039	740	960
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.574% due 07/01/2045	1,000	1,444
6.603% due 07/01/2050	200	292
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	130	171
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.813% due 06/01/2040	450	550
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	500	621
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	500	684
Sacramento Municipal Utility District, California Revenue Bonds, (BABs), Series 2010
6.156% due 05/15/2036	1,000	1,252
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	800	885
University of California Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	3,450	4,594
University of California Revenue Bonds, (BABs), Series 2010
6.296% due 05/15/2050	500	606
6.548% due 05/15/2048	500	657

		16,622

DISTRICT OF COLUMBIA 2.1%
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	756	910

GEORGIA 2.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	800	923

ILLINOIS 4.7%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	1,000	1,215
Illinois State Toll Highway Authority Revenue Bonds, (BABs), Series 2009
6.184% due 01/01/2034	655	831

		2,046

KENTUCKY 3.1%
Louisville & Jefferson County, Kentucky Metropolitan Sewer District Revenue Bonds, (BABs), Series 2010
6.250% due 05/15/2043	1,000	1,336

MINNESOTA 1.2%
Southern Minnesota Municipal Power Agency Revenue Bonds, (BABs), Series 2010
5.926% due 01/01/2043	450	522

NEBRASKA 0.8%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	300	359

NEW JERSEY 11.7%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	2,612	3,732
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2010
6.561% due 12/15/2040	1,000	1,343

		5,075

NEW YORK 13.2%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	1,290	1,557
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.548% due 11/15/2031	500	629

6.668% due 11/15/2039	1,200	1,601
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2009
5.750% due 06/15/2041	950	1,254
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	500	680

		5,721

OHIO 8.9%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	1,550	1,808
8.084% due 02/15/2050	1,390	2,030

		3,838

PENNSYLVANIA 2.7%
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2010
5.511% due 12/01/2045	1,000	1,186

TEXAS 4.0%
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	290	352
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2010
8.910% due 02/01/2030	1,000	1,168
Texas State General Obligation Bonds, (BABs), Series 2010
4.681% due 04/01/2040	200	233

		1,753

WASHINGTON 1.6%
Washington Biomedical Research Facilities Revenue Bonds, (BABs), Series 2010
6.516% due 07/01/2042	500	689

Total Municipal Bonds & Notes (Cost $38,058)		40,980

SHORT-TERM INSTRUMENTS 4.5%
REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co.
0.010% due 10/01/2012	241	241

(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 1.000% due 03/31/2017 valued at $246. Repurchase proceeds are $241.)
U.S. TREASURY BILLS 3.9%
0.154% due 02/14/2013 - 08/22/2013 (a)	1,700	1,698

Total Short-Term Instruments (Cost $1,939)		1,939

Total Investments 98.9% (Cost $39,997)		$42,919
Other Assets and Liabilities (Net) 1.1%		472

Net Assets 100.0%		$43,391

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.

(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Municipal Bonds & Notes
California	$0	$16,622	$0	$16,622
District of Columbia	0	910	0	910
Georgia	0	923	0	923
Illinois	0	2,046	0	2,046
Kentucky	0	1,336	0	1,336
Minnesota	0	522	0	522
Nebraska	0	359	0	359
New Jersey	0	5,075	0	5,075
New York	0	5,721	0	5,721
Ohio	0	3,838	0	3,838
Pennsylvania	0	1,186	0	1,186
Texas	0	1,753	0	1,753
Washington	0	689	0	689
Short-Term Instruments
Repurchase Agreements	0	241	0	241
U.S. Treasury Bills	0	1,698	0	1,698

	$0	$42,919	$0	$42,919

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Enhanced Short Maturity Exchange-Traded Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 63.3%
BANKING & FINANCE 30.3%
Achmea Hypotheekbank NV
0.792% due 11/03/2014	$500	$499
3.200% due 11/03/2014	5,000	5,246
American Express Centurion Bank
5.550% due 10/17/2012	4,000	4,008
American Express Co.
7.250% due 05/20/2014	2,700	2,981
American Express Credit Corp.
1.919% due 06/19/2013	245	248
American Honda Finance Corp.
0.889% due 05/08/2014	4,000	4,011
1.450% due 02/27/2015	13,775	14,004
American International Group, Inc.
3.650% due 01/15/2014	4,000	4,120
3.750% due 11/30/2013	3,000	3,081
4.250% due 05/15/2013	14,207	14,509
Arbejdernes Landsbank
1.010% due 07/09/2013	2,500	2,506
ASIF Global Financing
4.900% due 01/17/2013	3,100	3,116
Bank of Montreal
1.300% due 10/31/2014	7,500	7,643
Bank of Nova Scotia
1.750% due 03/22/2017	5,300	5,515
BRFkredit A/S
0.705% due 04/15/2013	3,400	3,401
Caisse Centrale Desjardins du Quebec
1.600% due 03/06/2017	1,400	1,445
2.550% due 03/24/2016	10,000	10,647
Canadian Imperial Bank of Commerce
0.900% due 09/19/2014	16,480	16,563
1.500% due 12/12/2014	15,000	15,359
Citigroup, Inc.
0.535% due 03/07/2014	2,175	2,154
2.438% due 08/13/2013	2,900	2,939
5.300% due 10/17/2012	1,000	1,002
6.000% due 12/13/2013	2,645	2,806
6.500% due 08/19/2013	9,160	9,617
Commonwealth Bank of Australia
0.903% due 07/23/2014	5,000	5,024
2.900% due 09/17/2014	6,000	6,278
DanFin Funding Ltd.
1.155% due 07/16/2013	28,500	28,617
Dexia Credit Local S.A.
0.814% due 03/05/2013	3,000	2,979
2.750% due 04/29/2014	5,000	5,077
DNB Boligkreditt A/S
2.100% due 10/14/2016	6,000	6,229
EnCana Holdings Finance Corp.
5.800% due 05/01/2014	9,320	9,994
Export-Import Bank of Korea
1.401% due 07/26/2013	10,000	10,000
2.176% due 03/21/2015	7,000	6,987
FIH Erhvervsbank A/S
0.769% due 06/13/2013	5,400	5,371
2.000% due 06/12/2013	700	708
Ford Motor Credit Co. LLC
2.500% due 01/15/2016	400	405
7.000% due 10/01/2013	9,328	9,883
7.000% due 04/15/2015	3,500	3,929
8.700% due 10/01/2014	5,100	5,802
General Electric Capital Corp.
0.379% due 09/20/2013	1,000	999
1.188% due 08/11/2015	2,000	2,004
Goldman Sachs Group, Inc.
0.962% due 09/29/2014	1,225	1,212
1.439% due 02/07/2014	7,600	7,599
5.250% due 10/15/2013	9,000	9,396
5.500% due 11/15/2014	250	271
Harley-Davidson Financial Services, Inc.
1.150% due 09/15/2015	2,000	2,004
HSBC Bank PLC
1.625% due 07/07/2014	6,900	6,951
HSBC Finance Corp.
0.705% due 01/15/2014	545	542

4.750% due 07/15/2013	1,400	1,441
6.375% due 11/27/2012	9,971	10,057
ICICI Bank Ltd.
6.625% due 10/03/2012	5,000	5,000
John Deere Capital Corp.
0.559% due 06/16/2014	600	602
0.699% due 04/25/2014	15,000	15,036
Macquarie Bank Ltd.
3.300% due 07/17/2014	4,000	4,200
4.100% due 12/17/2013	20,242	21,143
Merrill Lynch & Co., Inc.
5.000% due 01/15/2015	500	537
5.450% due 02/05/2013	3,000	3,046
Metropolitan Life Global Funding
0.731% due 03/19/2014	7,800	7,801
5.125% due 04/10/2013	1,500	1,536
5.125% due 06/10/2014	3,902	4,187
Monumental Global Funding Ltd.
0.621% due 10/25/2013	1,250	1,243
Morgan Stanley
2.052% due 01/24/2014	2,500	2,509
2.875% due 07/28/2014	250	255
2.937% due 05/14/2013	6,433	6,497
5.300% due 03/01/2013	3,000	3,053
National Australia Bank Ltd.
0.960% due 07/08/2014	11,300	11,380
National Bank of Canada
1.650% due 01/30/2014	6,800	6,918
Nederlandse Waterschapsbank NV
0.714% due 05/23/2015	5,000	5,003
Network Rail Infrastructure Finance PLC
0.414% due 06/14/2013	8,000	7,998
1.500% due 01/13/2014	2,545	2,584
NIBC Bank NV
0.798% due 12/02/2014	5,290	5,289
2.800% due 12/02/2014	30,034	31,353
Nordea Bank AB
1.355% due 01/14/2014	600	603
Nordea Eiendomskreditt A/S
0.880% due 04/07/2014	7,710	7,707
1.875% due 04/07/2014	13,925	14,187
PNC Funding Corp.
0.647% due 01/31/2014	2,500	2,497
Pricoa Global Funding
0.564% due 09/27/2013	3,600	3,590
Principal Life Global Funding
1.080% due 07/09/2014	2,000	2,000
Prudential Covered Trust
2.997% due 09/30/2015	12,000	12,476
Royal Bank of Canada
1.200% due 09/19/2017	10,000	10,078
SSIF Nevada LP
1.155% due 04/14/2014	5,000	5,025
Stadshypotek AB
0.912% due 09/30/2013	13,010	13,042
1.450% due 09/30/2013	5,000	5,048
Standard Chartered PLC
1.388% due 05/12/2014	850	850
3.200% due 05/12/2016	7,000	7,313
3.850% due 04/27/2015	4,900	5,172
5.500% due 11/18/2014	3,550	3,849
Sun Life Financial Global Funding LP
0.710% due 10/06/2013	12,000	11,918
Svensk Exportkredit AB
0.922% due 08/06/2015	1,000	1,003
1.058% due 03/09/2015	16,500	16,588
1.187% due 08/14/2014	1,000	1,009
1.750% due 10/20/2015	1,000	1,027
Swedbank Hypotek AB
0.812% due 03/28/2014	12,230	12,216
2.950% due 03/28/2016	3,800	4,054
TIAA Global Markets, Inc.
4.950% due 07/15/2013	3,000	3,100
Toronto-Dominion Bank 0.875%
due 09/12/2014 (c)	9,700	9,798
U.S. Bancorp
1.125% due 10/30/2013	8,240	8,302
Union Bank N.A.
2.125% due 12/16/2013	2,700	2,749
WCI Finance LLC
5.400% due 10/01/2012	2,628	2,628

Westpac Banking Corp.
2.900% due 09/10/2014	1,000	1,046

		603,224

INDUSTRIALS 27.9%
Altria Group, Inc.
8.500% due 11/10/2013	1,677	1,820
Amgen, Inc.
1.875% due 11/15/2014	15,000	15,408
4.850% due 11/18/2014	3,200	3,477
Anadarko Petroleum Corp.
7.625% due 03/15/2014	3,000	3,280
Anglo American Capital PLC
2.150% due 09/27/2013	4,830	4,862
9.375% due 04/08/2014	8,539	9,533
Anheuser-Busch InBev Worldwide, Inc.
0.998% due 01/27/2014	7,770	7,828
2.500% due 03/26/2013	6,430	6,494
3.000% due 10/15/2012	1,200	1,201
5.375% due 11/15/2014	3,100	3,412
Barrick Gold Corp.
1.750% due 05/30/2014	6,965	7,071
Barrick Gold Financeco LLC
6.125% due 09/15/2013	6,670	7,018
BAT International Finance PLC
8.125% due 11/15/2013	2,175	2,341
BHP Billiton Finance USA Ltd.
5.500% due 04/01/2014	1,230	1,320
Boston Scientific Corp.
4.500% due 01/15/2015	5,300	5,670
5.450% due 06/15/2014	10,213	10,943
Broadcom Corp.
1.500% due 11/01/2013	500	506
Campbell Soup Co.
0.743% due 08/01/2014	4,000	4,020
Canadian Natural Resources Ltd.
5.150% due 02/01/2013	4,128	4,192
5.450% due 10/01/2012	12,140	12,140
Canadian Oil Sands Ltd.
5.800% due 08/15/2013	1,000	1,045
Clorox Co.
5.000% due 03/01/2013	5,500	5,605
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	6,030	6,245
Comcast Cable Holdings LLC
7.875% due 08/01/2013	1,000	1,060
Covidien International Finance S.A.
1.350% due 05/29/2015	5,500	5,574
1.875% due 06/15/2013	4,890	4,939
2.800% due 06/15/2015	3,000	3,159
COX Communications, Inc.
4.625% due 06/01/2013	2,885	2,965
5.450% due 12/15/2014	4,580	5,040
5.500% due 10/01/2015	792	899
7.125% due 10/01/2012	4,265	4,265
CSN Islands Corp.
9.750% due 12/16/2013	2,900	3,150
CSX Corp.
5.300% due 02/15/2014	400	423
5.500% due 08/01/2013	7,268	7,565
Daimler Finance North America LLC
0.972% due 03/28/2014	2,090	2,095
Deutsche Telekom International Finance BV
5.250% due 07/22/2013	1,970	2,043
Diageo Capital PLC
7.375% due 01/15/2014	2,588	2,811
Dow Chemical Co.
6.000% due 10/01/2012	3,360	3,360
6.850% due 08/15/2013	3,060	3,215
7.600% due 05/15/2014	9,800	10,833
Eaton Corp.
0.719% due 06/16/2014	800	803
Ecolab, Inc.
1.000% due 08/09/2015	2,500	2,513
Eli Lilly & Co.
4.200% due 03/06/2014	9,398	9,906
Encana Corp.
4.750% due 10/15/2013	4,200	4,361
Energy Transfer Partners LP
8.500% due 04/15/2014	689	759
Ensco PLC
3.250% due 03/15/2016	4,000	4,272
Enterprise Products Operating LLC
5.000% due 03/01/2015	2,400	2,630

5.900% due 04/15/2013	5,380	5,530
EOG Resources, Inc.
1.192% due 02/03/2014	1,020	1,029
6.125% due 10/01/2013	120	127
ERAC USA Finance LLC
2.750% due 07/01/2013	3,865	3,921
5.800% due 10/15/2012	650	651
Express Scripts Holding Co.
2.750% due 11/21/2014	5,000	5,195
Georgia-Pacific LLC
8.250% due 05/01/2016	9,400	10,117
Gilead Sciences, Inc.
2.400% due 12/01/2014	8,220	8,505
Harley-Davidson Funding Corp.
5.250% due 12/15/2012	15,190	15,309
5.750% due 12/15/2014	1,500	1,636
Hewlett-Packard Co.
0.711% due 05/24/2013	500	500
Hutchison Whampoa International Ltd.
6.250% due 01/24/2014	1,000	1,068
6.500% due 02/13/2013	15,815	16,145
ICI Wilmington, Inc.
5.625% due 12/01/2013	2,000	2,092
International Business Machines Corp.
0.550% due 02/06/2015	1,150	1,154
Johnson Controls, Inc.
0.852% due 02/04/2014	9,850	9,891
4.875% due 09/15/2013	500	519
Kraft Foods, Inc.
2.625% due 05/08/2013	3,500	3,541
5.250% due 10/01/2013	2,500	2,610
6.000% due 02/11/2013	3,150	3,210
Kroger Co.
5.000% due 04/15/2013	2,400	2,453
NBCUniversal Media LLC
2.100% due 04/01/2014	3,500	3,575
2.875% due 04/01/2016	2,556	2,710
3.650% due 04/30/2015	1,300	1,391
Newell Rubbermaid, Inc.
2.000% due 06/15/2015	1,500	1,521
Nissan Motor Acceptance Corp.
1.950% due 09/12/2017	2,200	2,223
3.250% due 01/30/2013	1,400	1,410
4.500% due 01/30/2015	6,050	6,494
Novartis Capital Corp.
4.125% due 02/10/2014	17,575	18,457
Occidental Petroleum Corp.
1.450% due 12/13/2013	160	162
Pearson Dollar Finance PLC
5.500% due 05/06/2013	5,240	5,383
5.700% due 06/01/2014	1,200	1,287
Pemex Project Funding Master Trust
1.018% due 12/03/2012	2,000	1,996
Penske Truck Leasing Co. LP
2.500% due 07/11/2014	4,300	4,336
2.500% due 03/15/2016	1,200	1,201
3.125% due 05/11/2015	5,950	6,091
3.750% due 05/11/2017	1,000	1,027
PepsiCo, Inc.
0.800% due 08/25/2014	700	704
Philip Morris International, Inc.
2.500% due 05/16/2016	90	95
6.875% due 03/17/2014	12,155	13,285
Phillips 66
1.950% due 03/05/2015	5,284	5,410
Rexam PLC
6.750% due 06/01/2013	3,000	3,060
Reynolds American, Inc.
7.250% due 06/01/2013	8,090	8,427
Roche Holdings, Inc.
5.000% due 03/01/2014	5,804	6,157
Rockies Express Pipeline LLC
6.250% due 07/15/2013	3,000	3,075
Rogers Communications, Inc.
5.500% due 03/15/2014	2,870	3,069
6.250% due 06/15/2013	4,000	4,155
6.375% due 03/01/2014	4,075	4,401
Rohm and Haas Co.
5.600% due 03/15/2013	1,500	1,533
SABMiller Holdings, Inc.
1.850% due 01/15/2015	11,000	11,266
SABMiller PLC
5.500% due 08/15/2013	2,000	2,076
6.500% due 07/01/2016	725	850
Schlumberger Investment S.A.
0.954% due 09/12/2014	4,000	4,025

Spectra Energy Capital LLC
6.250% due 02/15/2013	5,000	5,101
Target Corp.
0.625% due 07/18/2014	500	502
Telefonica Emisiones S.A.U.
0.772% due 02/04/2013	1,100	1,096
Tesco PLC
2.000% due 12/05/2014	2,500	2,550
Teva Pharmaceutical Finance BV
0.876% due 03/21/2014	7,400	7,442
Teva Pharmaceutical Finance Co. BV
1.339% due 11/08/2013	7,894	7,970
Thermo Fisher Scientific, Inc.
2.050% due 02/21/2014	5,259	5,362
3.200% due 05/01/2015	1,690	1,786
Time Warner Cable, Inc.
6.200% due 07/01/2013	4,000	4,170
Total Capital Canada Ltd.
0.835% due 01/17/2014	3,300	3,318
Total Capital S.A.
4.500% due 02/25/2013	7,000	7,112
Turner Broadcasting System, Inc.
8.375% due 07/01/2013	3,000	3,172
Tyco Electronics Group S.A.
5.950% due 01/15/2014	1,685	1,797
6.000% due 10/01/2012	15,654	15,654
Union Pacific Corp.
5.125% due 02/15/2014	665	704
5.450% due 01/31/2013	2,500	2,541
United Technologies Corp.
0.688% due 12/02/2013	2,500	2,511
0.918% due 06/01/2015	3,200	3,241
Verizon Wireless Capital LLC
7.375% due 11/15/2013	2,600	2,795
VF Corp.
1.184% due 08/23/2013	2,100	2,114
Vivendi S.A.
2.400% due 04/10/2015	3,000	3,042
Volkswagen International Finance NV
0.970% due 04/01/2014	12,130	12,181
1.625% due 08/12/2013	200	202
Walgreen Co.
0.899% due 03/13/2014	7,000	7,011
Wesfarmers Ltd.
2.983% due 05/18/2016	3,800	3,976
6.998% due 04/10/2013	2,000	2,060
WM Wrigley Jr. Co.
3.050% due 06/28/2013	1,785	1,812
Woodside Finance Ltd.
5.000% due 11/15/2013	3,000	3,123
Xerox Corp.
1.799% due 09/13/2013	650	654

		555,125

UTILITIES 5.1%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	3,250	3,455
BP Capital Markets PLC
3.125% due 10/01/2015	2,575	2,751
3.875% due 03/10/2015	7,535	8,104
Dominion Resources, Inc.
1.950% due 08/15/2016	2,445	2,530
5.000% due 03/15/2013	1,750	1,786
Duke Energy Carolinas LLC
1.750% due 12/15/2016	9,000	9,321
5.625% due 11/30/2012	310	313
Duke Energy Corp.
6.300% due 02/01/2014	7,134	7,660
Florida Power & Light Co.
4.850% due 02/01/2013	1,400	1,421
Gazprom OAO Via RBS AG
9.625% due 03/01/2013	3,180	3,293
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	800	895
10.500% due 03/25/2014	8,250	9,240
Metropolitan Edison Co.
4.950% due 03/15/2013	2,350	2,394
NextEra Energy Capital Holdings, Inc.
1.200% due 06/01/2015	2,000	2,014
2.550% due 11/15/2013	2,085	2,122
Plains All American Pipeline LP
5.625% due 12/15/2013	3,890	4,120
5.875% due 08/15/2016	1,000	1,135

Public Service Co. of Colorado
7.875% due 10/01/2012	7,500	7,500
Qtel International Finance Ltd.
6.500% due 06/10/2014	1,500	1,629
Qwest Corp.
3.639% due 06/15/2013	7,910	7,954
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014	12,300	13,350
Southern California Edison Co.
0.839% due 09/15/2014	4,000	4,017
TNK-BP Finance S.A.
7.500% due 03/13/2013	5,100	5,252
Virginia Electric and Power Co.
5.100% due 11/30/2012	140	141

		102,397

Total Corporate Bonds & Notes (Cost $1,252,052)		1,260,746

CONVERTIBLE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
Transocean, Inc.
1.500% due 12/15/2037	1,900	1,893

Total Convertible Bonds & Notes (Cost $1,858)		1,893

MUNICIPAL BONDS & NOTES 2.3%
ARKANSAS 0.1%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.327% due 11/25/2043	1,518	1,509

CALIFORNIA 1.0%
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	4,000	4,425
Irvine Ranch Water District Joint Powers Agency, California Revenue Notes, Series 2012
2.388% due 03/15/2014	5,000	5,016
University of California Revenue Bonds, Series 2011
0.811% due 07/01/2041	6,000	6,008
University of California Revenue Notes, Series 2011
0.887% due 07/01/2013	3,500	3,515

		18,964

NEW JERSEY 0.3%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.389% due 06/15/2013	3,500	3,504
New Jersey Economic Development Authority Revenue Notes, Series 2012
1.000% due 02/01/2015 (a)	2,950	2,950

		6,454

NEW YORK 0.9%
New York City, New York General Obligation Bonds, Series 2003
5.000% due 10/15/2014	3,000	3,271
5.000% due 10/15/2015	900	1,015
New York City, New York General Obligation Notes, Series 2007
5.000% due 10/01/2014	6,000	6,526
5.125% due 10/01/2015	7,000	7,914

		18,726

Total Municipal Bonds & Notes (Cost $45,482)		45,653

U.S. GOVERNMENT AGENCIES 8.0%
Fannie Mae
0.467% due 05/25/2037	901	904
0.567% due 11/25/2036	2,689	2,704
0.617% due 06/25/2026	921	929
0.620% due 04/18/2028 - 09/18/2031	3,194	3,218
0.667% due 05/25/2017 - 06/25/2042	8,139	8,182
0.717% due 06/25/2031	582	589
0.720% due 05/18/2032	818	827
0.767% due 09/25/2041	13,228	13,337
0.770% due 03/18/2032	588	592
0.797% due 06/25/2041	7,123	7,174
0.897% due 12/25/2037	2,277	2,303
0.946% due 01/01/2021	3,405	3,445
0.967% due 02/25/2040	1,026	1,041
1.067% due 07/25/2038	1,915	1,945
2.700% due 05/09/2022	10,000	10,024
4.396% due 09/01/2013	258	262
4.607% due 04/01/2014	602	626

6.255% due 09/01/2013	255	266
FDIC Structured Sale Guaranteed Notes
0.732% due 11/29/2037	1,561	1,557
Freddie Mac
0.450% due 01/09/2014	10,469	10,502
0.461% due 05/15/2036	634	635
0.541% due 02/15/2037	3,553	3,568
0.571% due 12/15/2030 - 06/15/2034	9,986	9,997
0.621% due 06/15/2033	3	3
0.641% due 04/15/2041	2,848	2,866
0.721% due 07/15/2039	1,283	1,293
2.250% due 06/28/2017 - 07/03/2017	20,795	21,094
Ginnie Mae
0.519% due 09/20/2033	216	216
0.794% due 04/20/2062	7,960	8,019
0.944% due 02/20/2062	9,957	10,116
1.294% due 02/20/2062	7,934	8,202
6.000% due 12/15/2033	79	91
6.500% due 11/15/2033 - 12/15/2034	105	122
7.000% due 01/15/2024 - 11/15/2032	333	395
7.500% due 07/15/2014 - 06/15/2028	402	456
8.500% due 04/15/2030	3	4
10.000% due 02/15/2016 - 04/15/2025	61	66
10.500% due 09/15/2015 - 07/15/2019	3	4
11.000% due 07/15/2013 - 09/20/2019	11	9
11.500% due 01/15/2013 - 11/15/2019	3	1
12.000% due 09/15/2013 - 04/15/2015	2	0
12.500% due 11/15/2013 - 07/15/2015	2	1
13.000% due 08/15/2014 - 09/20/2015	3	3
13.500% due 11/15/2012 - 09/15/2014	1	0
NCUA Guaranteed Notes
0.578% due 12/07/2020	2,873	2,882
0.598% due 11/06/2017	7,438	7,457
0.608% due 03/06/2020	4,507	4,512
0.788% due 12/08/2020	4,277	4,309
1.600% due 10/29/2020	3,356	3,415

Total U.S. Government Agencies (Cost $159,457)		160,163

MORTGAGE-BACKED SECURITIES 5.2%
Banc of America Commercial Mortgage Trust
5.917% due 05/10/2045	3,000	3,473
Banc of America Mortgage Trust
3.045% due 03/25/2034	832	843
BCAP LLC Trust
2.704% due 05/26/2036	5,601	5,617
Bear Stearns Adjustable Rate Mortgage Trust
2.756% due 08/25/2033	3,253	3,240
Bear Stearns Commercial Mortgage Securities
4.715% due 02/11/2041	3,500	3,642
4.735% due 09/11/2042	1,499	1,540
5.186% due 05/11/2039	1,461	1,507
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	427	435
5.393% due 07/15/2044	2,000	2,246
Commercial Mortgage Pass-Through Certificates Trust
0.321% due 12/15/2020	417	409
2.365% due 02/10/2029	9,500	10,003
Credit Suisse First Boston Mortgage Securities Corp.
4.801% due 03/15/2036	1,949	1,959
6.133% due 04/15/2037	113	114
DBRR Trust
0.946% due 09/25/2045	11,000	10,998
Fosse Master Issuer PLC
1.855% due 10/18/2054	3,793	3,852
GS Mortgage Securities Corp.
1.103% due 03/06/2020	3,197	3,197
1.260% due 03/06/2020	300	300
1.456% due 03/06/2020	4,000	4,000
5.396% due 08/10/2038	1,000	1,072
JPMorgan Chase Commercial Mortgage Securities Corp.
1.525% due 07/15/2046	372	377
4.654% due 01/12/2037	849	870
4.928% due 09/12/2037	928	955
5.247% due 01/12/2043	1,690	1,696
5.255% due 07/12/2037	3,392	3,476
5.289% due 05/15/2045	835	836
5.349% due 12/15/2044	5,076	5,309
Mellon Residential Funding Corp.
0.921% due 11/15/2031	3,971	3,940
Merrill Lynch Floating Trust
0.766% due 07/09/2021	4,517	4,404
Morgan Stanley Capital Trust
5.439% due 02/12/2044	400	422
5.610% due 04/15/2049	223	232

Morgan Stanley Dean Witter Capital
4.740% due 11/13/2036	1,199	1,204
Nationslink Funding Corp.
5.000% due 08/20/2030	1,510	1,541
RBSSP Resecuritization Trust
0.717% due 10/26/2036	976	896
2.657% due 12/26/2036	7,130	7,190
2.754% due 05/26/2037	6,641	6,552
Wachovia Bank Commercial Mortgage Trust
0.301% due 06/15/2020	152	146
5.934% due 06/15/2049	986	1,027
WF-RBS Commercial Mortgage Trust
1.607% due 06/15/2044	3,986	4,059

Total Mortgage-Backed Securities (Cost $102,419)		103,579

ASSET-BACKED SECURITIES 7.0%
Aimco CLO
0.705% due 10/20/2019	688	665
ARES CLO Ltd.
1.057% due 11/25/2020	5,000	4,911
Avenue CLO Fund Ltd.
0.785% due 02/15/2017	1,552	1,542
Babson CLO Ltd.
0.755% due 11/15/2016	517	513
Citibank Omni Master Trust
2.971% due 08/15/2018	33,900	35,503
4.900% due 11/15/2018	15,400	16,795
5.350% due 08/15/2018	2,500	2,723
Collegiate Funding Services Education Loan Trust
0.462% due 12/28/2021	1,091	1,084
First CLO Ltd.
0.704% due 12/14/2016	52	52
Franklin CLO Ltd.
0.649% due 06/15/2018	6,321	6,182
Fraser Sullivan CLO Ltd.
0.649% due 03/15/2020	1,349	1,331
Galaxy CLO Ltd.
0.715% due 10/20/2017	1,780	1,762
GCO Education Loan Funding Trust
0.507% due 11/25/2020	93	93
Gracechurch Card Funding PLC
0.921% due 02/15/2017	14,400	14,452
Honda Auto Receivables Owner Trust
0.570% due 08/15/2014	5,700	5,709
Hyundai Capital Auto Funding Ltd.
1.220% due 09/20/2016	1,500	1,492
Illinois Student Assistance Commission
0.931% due 04/25/2017	460	460
MBNA Credit Card Master Note Trust
0.281% due 06/15/2015	2,000	2,000
Nissan Auto Receivables Owner Trust
0.540% due 10/15/2014	2,000	2,004
Panhandle-Plains Higher Education Authority, Inc.
0.860% due 10/01/2018	497	496
0.860% due 07/01/2021	6,528	6,479
1.490% due 10/01/2035	2,276	2,312
Rockwall CDO Ltd.
0.805% due 08/01/2013	2,333	2,308
SLM Student Loan Trust
0.451% due 07/25/2017	1,128	1,126
0.531% due 04/25/2023	2,401	2,396
0.579% due 12/17/2018	10	10
0.589% due 03/15/2019	1,772	1,775
0.601% due 01/25/2021	4,951	4,947
0.917% due 01/25/2029	8,966	9,037
0.951% due 10/25/2017	3,126	3,142
1.551% due 10/25/2016	1,715	1,728
1.951% due 04/25/2023	1,497	1,560
South Carolina Student Loan Corp.
0.901% due 01/25/2021	1,533	1,533
Structured Asset Investment Loan Trust
1.217% due 11/25/2033	1,874	1,501

Total Asset-Backed Securities (Cost $139,173)		139,623

SOVEREIGN ISSUES 6.2%
Emirate of Abu Dhabi Government International Bond
5.500% due 04/08/2014	9,550	10,290
Japan Bank for International Cooperation
2.125% due 11/05/2012	4,235	4,242
4.250% due 06/18/2013	3,700	3,802
Kommunalbanken A/S
0.528% due 03/10/2014	1,700	1,700
0.553% due 10/21/2013	7,000	6,998

0.560% due 04/01/2015	2,000	2,006
0.744% due 03/27/2017	19,000	19,009
1.750% due 10/05/2015	5,000	5,171
2.750% due 05/05/2015	7,000	7,394
Mexico Government International Bond
5.875% due 02/17/2014	1,350	1,438
6.375% due 01/16/2013	17,024	17,322
Province of Ontario
0.510% due 04/01/2015	7,000	7,001
4.100% due 06/16/2014	6,160	6,554
Province of Quebec
4.600% due 05/26/2015	5,000	5,543
Qatar Government International Bond
5.150% due 04/09/2014	15,875	16,906
Republic of Korea
4.250% due 06/01/2013	7,050	7,217

Total Sovereign Issues (Cost $121,852)		122,593

SHORT-TERM INSTRUMENTS 9.2%
CERTIFICATES OF DEPOSIT 2.8%
Abbey National Treasury Services PLC
1.758% due 06/10/2013	5,300	5,280
Banco do Brasil S.A.
0.000% due 03/28/2013	5,000	5,025
1.000% due 03/26/2013	9,180	9,151
Dexia Credit Local
1.700% due 09/06/2013	23,000	23,000
Itau Unibanco Holding S.A.
1.000% due 03/26/2013	10,000	9,929
Standard Chartered Bank
0.658% due 04/12/2013	2,900	2,877

		55,262

COMMERCIAL PAPER 4.4%
BAT International Finance PLC
0.450% due 10/11/2012	3,800	3,800
0.450% due 10/26/2012	6,000	5,998
BP Capital Markets PLC
0.650% due 08/06/2013	1,600	1,596
0.780% due 04/18/2013	6,500	6,491
British Telecommunications PLC
1.600% due 05/15/2013	1,000	994
1.640% due 05/15/2013	15,600	15,501
Duke Energy Corp.
0.470% due 01/02/2013	2,300	2,297
Holcim U.S. Finance SARL & Cie SCS
0.500% due 11/01/2012	1,000	1,000
0.570% due 11/20/2012	1,200	1,199
Kinder Morgan Energy Partners LP
0.490% due 10/02/2012	13,500	13,500
0.520% due 10/24/2012	2,500	2,499
Newell Rubbermaid, Inc.
1.500% due 10/03/2012	7,000	7,000
Standard Chartered Bank
1.020% due 03/08/2013	750	748
Vodafone Group PLC
0.980% due 09/09/2013	5,000	4,951
1.070% due 06/14/2013	4,150	4,124
1.200% due 06/11/2013	10,000	9,938
Xstrata Finance Canada Ltd.
0.480% due 10/05/2012	5,090	5,090

		86,726

REPURCHASE AGREEMENTS 0.4%
Banc of America Securities LLC
0.220% due 10/01/2012	100	100
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 0.875% due 02/28/2017 valued at $103. Repurchase proceeds are $100.)
Morgan Stanley & Co., Inc.
0.290% due 10/01/2012	7,700	7,700
(Dated 09/28/2012. Collateralized by Federal Home Loan Bank 5.250% due 06/18/2014 valued at $7,871. Repurchase proceeds are $7,700.)
State Street Bank and Trust Co.
0.010% due 10/01/2012	303	303
(Dated 09/28/2012. Collateralized by Fannie Mae 1.125% due 06/27/2014 valued at $310. Repurchase proceeds are $303.)

		8,103

SHORT-TERM NOTES 1.6%
Appalachian Power Co.
0.810% due 08/16/2013	1,500	1,501

Holmes Master Issuer PLC
0.421% due 01/15/2013	17,000	17,016
Pacific Gas & Electric Co.
0.884% due 11/20/2012	14,340	14,353

		32,870

Total Short-Term Instruments (Cost $182,650)		182,961

Total Investments 101.3% (Cost $2,004,943)		$2,017,211
Other Assets and Liabilities (Net) (1.3%)		(25,506)

Net Assets 100.0%		$1,991,705

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $14,331 at a weighted average interest rate of (0.236%).

(c)	Securities with an aggregate market value of $5,858 have been pledged as collateral for the following open reverse repurchase agreements as of September 30, 2012:

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
BCY	(1.000%)	06/26/2012	06/05/2014	$1,743	$(1,738)
	(1.000%)	07/24/2012	07/24/2014	981	(979)
	(1.000%)	07/27/2012	06/05/2014	2,935	(2,930)

					$(5,647)

(d)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$603,224	$0	$603,224
Industrials	0	555,125	0	555,125
Utilities	0	102,397	0	102,397
Convertible Bonds & Notes
Industrials	0	1,893	0	1,893
Municipal Bonds & Notes
Arkansas	0	1,509	0	1,509
California	0	18,964	0	18,964
New Jersey	0	6,454	0	6,454
New York	0	18,726	0	18,726
U.S. Government Agencies	0	136,031	24,132	160,163
Mortgage-Backed Securities	0	92,581	10,998	103,579
Asset-Backed Securities	0	129,641	9,982	139,623
Sovereign Issues	0	122,593	0	122,593
Short-Term Instruments
Certificates of Deposit	0	55,262	0	55,262
Commercial Paper	8,387	78,339	0	86,726
Repurchase Agreements	0	8,103	0	8,103
Short-Term Notes	0	32,870	0	32,870

	$8,387	$1,963,712	$45,112	$2,017,211

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 06/30/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (2)
Investments, at value
U.S. Government Agencies	$25,422	$0	$(1,337)	$0	$1	$46	$0	$0	$24,132	$48
Mortgage-Backed Securities	0	10,997	0	0	0	1	0	0	10,998	1
Asset-Backed Securities	4,367	6,674	(1,080)	7	13	1	0	0	9,982	(2)

Totals	$29,789	$17,671	$(2,417)	$7	$14	$48	$0	$0	$45,112	$47

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$24,132	Third Party Vendor	Broker Quote	99.75 -101.75
Mortgage-Backed Securities	10,998	Benchmark Pricing	Base Price	99.98
Asset-Backed Securities	8,489	Benchmark Pricing	Base Price	97.80 - 98.93
	1,493	Third Party Vendor	Broker Quote	99.48

Total	$45,112

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 4.6%
SOVEREIGN ISSUES 4.6%
Australia Government CPI Linked Bond
1.250% due 02/21/2022	AUD	500	$563
3.000% due 09/20/2025		340	498
4.000% due 08/20/2020		150	305

Total Australia (Cost $1,283)			1,366

BRAZIL 11.1%
SOVEREIGN ISSUES 11.1%
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2020	BRL	632	787
6.000% due 08/15/2024		597	769
6.000% due 08/15/2030		455	601
6.000% due 05/15/2045		820	1,125

Total Brazil (Cost $3,300)			3,282

CANADA 8.8%
SOVEREIGN ISSUES 8.8%
Canada Government Bond (a)
1.500% due 12/01/2044	CAD	53	71
4.250% due 12/01/2021		1,755	2,547

Total Canada (Cost $2,554)			2,618

CHILE 1.7%
SOVEREIGN ISSUES 1.7%
Bonos del Banco Central de Chile en UF
3.000% due 03/01/2022	CLP	225,911	501

Total Chile (Cost $487)			501

FRANCE 4.4%
CORPORATE BONDS & NOTES 1.3%
Dexia Credit Local S.A.
1.160% due 09/18/2013	EUR	300	388

SOVEREIGN ISSUES 3.1%
France Government Bond (a)
0.250% due 07/25/2018		51	68
1.300% due 07/25/2019		421	608
2.100% due 07/25/2023		162	253

			929

Total France (Cost $1,283)			1,317

GERMANY 7.1%
SOVEREIGN ISSUES 7.1%
Republic of Germany (a)
0.100% due 04/15/2023	EUR	304	415
0.750% due 04/15/2018		676	949
1.750% due 04/15/2020		482	736

Total Germany (Cost $2,119)			2,100

ISRAEL 1.8%
SOVEREIGN ISSUES 1.8%
Israel Government International Bond
3.000% due 10/31/2019	ILS	1,710	534

Total Israel (Cost $532)			534

ITALY 11.0%
SOVEREIGN ISSUES 11.0%
Italy Buoni Poliennali Del Tesoro (a)
2.100% due 09/15/2016	EUR	1,361	1,732
2.100% due 09/15/2017		398	492
2.100% due 09/15/2021		922	1,052

Total Italy (Cost $3,080)			3,276

JAPAN 6.6%
SOVEREIGN ISSUES 6.6%
Japan Government International CPI Linked Bond
1.400% due 06/10/2018	JPY	138,040	1,950

Total Japan (Cost $1,883)			1,950

MEXICO 17.9%
SOVEREIGN ISSUES 17.9%
Mexico Government International Bond (a)
2.500% due 12/10/2020	MXN	22,201	1,904
4.000% due 11/15/2040		9,106	914
4.500% due 12/18/2014		2,404	204
4.500% due 12/04/2025		4,037	420
5.000% due 06/16/2016		20,615	1,861

Total Mexico (Cost $4,816)			5,303

SOUTH AFRICA 5.4%
SOVEREIGN ISSUES 5.4%
South Africa Government International Bond (a)
2.750% due 01/31/2022	ZAR	7,598	1,035
5.500% due 12/07/2023		3,227	559

Total South Africa (Cost $1,566)			1,594

SWEDEN 1.7%
SOVEREIGN ISSUES 1.7%
Sweden Government Bond CPI Linked Bond 0.250% due 06/01/2022	SEK	3,100	495

Total Sweden (Cost $469)			495

UNITED KINGDOM 7.9%
CORPORATE BONDS & NOTES 0.8%
Network Rail Infrastructure Finance PLC (a)
1.375% due 11/22/2037	GBP	119	230

SOVEREIGN ISSUES 7.1%
United Kingdom Gilt (a)
0.750% due 03/22/2034		104	188
1.125% due 11/22/2037		120	235
1.250% due 11/22/2017		62	116
1.250% due 11/22/2027		62	122
1.875% due 11/22/2022		706	1,453

			2,114

Total United Kingdom (Cost $2,372)			2,344

UNITED STATES 26.7%
U.S. TREASURY OBLIGATIONS 26.7%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2016		$1,039	1,101
0.125% due 04/15/2017		1,516	1,634
0.125% due 01/15/2022 (c)		2,334	2,549
0.125% due 07/15/2022		1,698	1,857
2.375% due 01/15/2017		114	133
2.375% due 01/15/2025		365	496
2.500% due 01/15/2029		107	153

Total United States (Cost $7,737)			7,923

SHORT-TERM INSTRUMENTS 1.8%
CERTIFICATES OF DEPOSIT 0.7%
Dexia Credit Local
1.650% due 09/12/2013	$200	200

REPURCHASE AGREEMENTS 1.1%
Credit Suisse Securities (USA) LLC
0.280% due 10/01/2012	100	100
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 3.125% due 01/31/2017 valued at $103. Repurchase proceeds are $100.)
State Street Bank and Trust Co.
0.010% due 10/01/2012	228	228
(Dated 09/28/2012. Collateralized by Fannie Mae 1.125% due 06/27/2014 valued at $234. Repurchase proceeds are $228.)

		328

Total Short-Term Instruments (Cost $528)		528

Total Investments 118.5% (Cost $34,009)		$35,131
Other Assets and Liabilities (Net) (18.5%)		(5,473)

Net Assets 100.0%		$29,658

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

(b)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $3,397 at a weighted average interest rate of 0.234%.

(c)	Securities with an aggregate market value of $111 have been pledged as collateral for the following open reverse repurchase agreements as of September 30, 2012:

Counterparty	Coupon Rate	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
JPS	0.250%	09/10/2012	10/01/2012	$110	$(110)

(d)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	AUD	757		$781	BOA	$0	$(4)	$(4)
10/2012	BRL	51		25	BRC	0	0	0
10/2012		24		12	MSC	0	0	0
10/2012		2,822		1,376	UAG	0	(16)	(16)
10/2012		$15	AUD	15	BRC	0	0	0
10/2012		31		31	RYL	1	0	1
10/2012		1,428	BRL	2,897	UAG	1	0	1
10/2012		20	ILS	77	UAG	0	0	0
10/2012	ZAR	5,640		$680	BRC	4	0	4
11/2012	SEK	682		102	BRC	0	(1)	(1)
11/2012		683		103	UAG	0	(1)	(1)
12/2012	CAD	643		664	CBK	11	0	11
12/2012		646		661	DUB	6	0	6
12/2012		421		430	JPM	2	0	2
12/2012	EUR	316		405	BRC	3	(4)	(1)
12/2012		138		180	CBK	2	0	2
12/2012		1,077		1,389	DUB	4	0	4
12/2012		534		693	RYL	6	0	6
12/2012		1,008		1,290	UAG	0	(6)	(6)
12/2012	GBP	150		244	CBK	2	0	2
12/2012		151		243	DUB	0	(1)	(1)
12/2012		454		736	RBC	3	0	3
12/2012		88		142	RYL	0	0	0
12/2012		148		240	UAG	1	0	1
12/2012	MXN	31,355		2,369	BRC	0	(52)	(52)
12/2012		21,934		1,620	HUS	0	(74)	(74)
12/2012		$20	BRL	41	HUS	0	0	0
12/2012		180		369	MSC	1	0	1
12/2012		1,393		2,883	UAG	18	0	18
12/2012		852	EUR	662	BPS	0	(1)	(1)
12/2012		465		363	CBK	2	0	2
12/2012		455		361	HUS	9	0	9
12/2012		1,211		946	JPM	6	0	6
12/2012		927		725	UAG	5	0	5
12/2012		405	GBP	254	BPS	5	0	5
12/2012		105		66	BRC	1	0	1
12/2012		207		129	UAG	2	0	2
12/2012		433	JPY	34,173	FBF	5	0	5
12/2012		9	MXN	127	FBF	0	0	0
12/2012		2,155		27,903	UAG	4	(5)	(1)
01/2013	CLP	251,950		$500	DUB	0	(23)	(23)
01/2013		$14	CLP	7,053	DUB	0	0	0
01/2013		506		255,951	HUS	26	0	26

						$130	$(188)	$(58)

(e)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Australia
Sovereign Issues	$0	$1,366	$0	$1,366
Brazil
Sovereign Issues	0	3,282	0	3,282
Canada
Sovereign Issues	0	2,618	0	2,618
Chile
Sovereign Issues	0	501	0	501
France
Corporate Bonds & Notes	0	388	0	388
Sovereign Issues	0	929	0	929
Germany
Sovereign Issues	0	2,100	0	2,100
Israel
Sovereign Issues	0	534	0	534
Italy
Sovereign Issues	0	3,276	0	3,276
Japan
Sovereign Issues	0	1,950	0	1,950
Mexico
Sovereign Issues	0	5,303	0	5,303
South Africa
Sovereign Issues	0	1,594	0	1,594
Sweden
Sovereign Issues	0	495	0	495
United Kingdom
Corporate Bonds & Notes	0	230	0	230
Sovereign Issues	0	2,114	0	2,114
United States
U.S. Treasury Obligations	0	7,923	0	7,923
Short-Term Instruments
Certificates of Deposit	0	200	0	200
Repurchase Agreements	0	328	0	328
	$0	$35,131	$0	$35,131

Financial Derivative Instruments (2) - Assets
Foreign Exchange Contracts	$0	$130	$0	$130

Financial Derivative Instruments (2) - Liabilities
Foreign Exchange Contracts	$0	$(188)	$0	$(188)

Totals	$0	$35,073	$0	$35,073

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO Intermediate Municipal Bond Exchange-Traded Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 97.6%
ALASKA 0.5%
Valdez, Alaska Revenue Bonds, Series 2003
5.000% due 01/01/2014	$850	$896

ARIZONA 1.2%
Arizona State University Revenue Notes, Series 2008
5.250% due 07/01/2016	400	464
Arizona Water Infrastructure Finance Authority Revenue Bonds, Series 2012
5.000% due 10/01/2022	1,350	1,735

		2,199

CALIFORNIA 12.7%
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,171
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 11/15/2029	2,000	2,170
California State Department of Water Resources Revenue Notes, Series 2010
5.000% due 05/01/2018	500	611
5.000% due 05/01/2019	1,040	1,292
California State General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
5.250% due 07/01/2014	750	814
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	500	613
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	612
California State General Obligation Notes, Series 2010
5.000% due 11/01/2019	500	612
Carlsbad Unified School District, California General Obligation Notes, Series 2009
0.000% due 05/01/2014	250	247
Irvine Ranch Water District, California Special Assessment Bonds, Series 2009
0.200% due 10/01/2041	2,200	2,200
Los Angeles Unified School District, California Certificates of Participation Notes, Series 2010
5.000% due 12/01/2017	1,500	1,745
Metropolitan Water District of Southern California Revenue Bonds, Series 2012
5.000% due 10/01/2026	1,500	1,887
Mount San Antonio Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2016	1,000	956
Newport Beach, California Revenue Bonds, Series 2009
5.000% due 12/01/2038	1,000	1,016
Orange County, California Airport Revenue Notes, Series 2009
4.000% due 07/01/2018	500	575
Pleasanton Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2010
3.500% due 08/01/2015	450	474
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
4.000% due 07/01/2016	720	803
San Francisco, California City & County Airports Commission, San Francisco International Airport Revenue Notes, Series 2010
5.000% due 05/01/2017	1,000	1,170
San Jose, California Hotel Tax Revenue Notes, Series 2011
5.000% due 05/01/2017	1,115	1,242
San Juan Unified School District, California General Obligation Bonds, (AGM Insured), Series 2001
0.000% due 08/01/2017	750	679
Southern California Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	575	629
University of California Revenue Bonds, Series 2009
5.000% due 05/15/2020	1,000	1,211
University of California Revenue Notes, Series 2010
5.000% due 05/15/2018	500	602

		23,331

COLORADO 0.6%
Denver, Colorado City & County Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
4.000% due 11/15/2016	265	296
Denver, Colorado City & County Revenue Notes, Series 2009
5.000% due 11/15/2016	250	292
Glenwood Springs, Colorado Revenue Notes, Series 2010
5.000% due 10/01/2018	500	584

		1,172

CONNECTICUT 3.0%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2032	5,000	5,553

FLORIDA 7.2%
Broward County, Florida Airport System Revenue Bonds, Series 2012
5.000% due 10/01/2023	1,000	1,206
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2010
5.000% due 06/01/2016	750	845
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2011
5.000% due 06/01/2019	1,000	1,171
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2012
5.000% due 06/01/2019	1,000	1,171
Florida Municipal Power Agency Revenue Notes, Series 2009
5.000% due 10/01/2015	250	274
Florida State Board of Governors Revenue Notes, Series 2008
5.500% due 07/01/2018	105	128
Inland Protection Financing Corp., Florida Revenue Notes, Series 2010
5.000% due 07/01/2016	500	562
Jacksonville, Florida Revenue Notes, Series 2012
5.000% due 10/01/2021	1,000	1,196
JEA Water & Sewer System, Florida Revenue Bonds, Series 2012
5.000% due 10/01/2025	1,500	1,802
Miami-Dade County, Florida General Obligation Notes, Series 2011
3.000% due 07/01/2017	1,375	1,495
Miami-Dade County, Florida Revenue Notes, Series 2010
4.000% due 07/01/2016	1,000	1,115
Orange County, Florida Health Facilities Authority Revenue Notes, Series 2009
5.000% due 10/01/2015	250	277
Orlando Utilities Commission, Florida Revenue Notes, Series 2010
5.000% due 10/01/2017	250	298
Palm Beach County, Florida Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,300	1,611

		13,151

GEORGIA 0.7%
Marietta, Georgia General Obligation Notes, Series 2009
5.000% due 02/01/2018	250	305
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
4.000% due 01/01/2018	350	397
Municipal Electric Authority of Georgia Revenue Notes, Series 2011
3.000% due 01/01/2014	250	257
5.000% due 01/01/2020	250	301

		1,260

ILLINOIS 4.7%
Chicago Board of Education, Illinois General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 12/01/2016	250	232
Chicago, Illinois Midway Airport Revenue Bonds, Series 2010
5.000% due 01/01/2034	200	216
Chicago, Illinois O’Hare International Airport Revenue Notes, Series 2011
3.000% due 01/01/2014	650	671
Chicago, Illinois Wastewater Transmission Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 01/01/2017	1,000	1,191
5.500% due 01/01/2018	1,000	1,223
Chicago, Illinois Waterworks Revenue Notes, (AGM Insured), Series 2008
5.000% due 11/01/2016	350	408
Chicago, Illinois Waterworks Revenue Notes, Series 2012
5.000% due 11/01/2020	1,000	1,236
Illinois Finance Authority Revenue Notes, Series 2009
5.000% due 08/15/2015	375	417
Illinois State General Obligation Notes, Series 2004
5.000% due 03/01/2013	1,000	1,018
Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016	500	565
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	750	866
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
5.125% due 06/01/2019	500	576

		8,619

INDIANA 2.5%
Indiana Finance Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2007
5.000% due 12/01/2017	300	355
Indiana Finance Authority Revenue Notes, Series 2010
4.000% due 11/01/2016	500	557
5.000% due 02/01/2018	500	608
Indiana University Revenue Notes, Series 2012
5.000% due 06/01/2021	1,000	1,270
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, (AMBAC Insured), Series 2006
5.000% due 01/01/2016	300	341
Purdue University, Indiana Certificates of Participation Bonds, Series 2006
5.250% due 07/01/2017	640	753

Vincennes University, Indiana Revenue Notes, Series 2010
4.000% due 06/01/2016	500	548
Warsaw Multi-School Building Corp., Indiana Revenue Notes, Series 2008
5.500% due 01/15/2017	100	115

		4,547

IOWA 0.3%
Iowa Higher Education Loan Authority Revenue Notes, Series 2010
4.000% due 12/01/2016	500	565

KANSAS 0.5%
Kansas Development Finance Authority Revenue Notes, Series 2010
5.000% due 11/01/2017	500	599
Wyandotte County-Kansas City, Kansas Unified Government Utility System Revenue Notes, Series 2010
5.000% due 09/01/2015	200	224

		823

KENTUCKY 1.2%
Kentucky Municipal Power Agency Revenue Notes, (AGM Insured), Series 2010
4.000% due 09/01/2016	900	987
Kentucky Turnpike Authority Revenue Notes, Series 2010
5.000% due 07/01/2016	1,000	1,159

		2,146

MASSACHUSETTS 4.1%
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2006
5.500% due 07/01/2017	500	609
Massachusetts Bay Transportation Authority Revenue Notes, Series 2012
5.000% due 07/01/2018	1,280	1,572
Massachusetts College Building Authority Revenue Bonds, Series 2012
5.000% due 05/01/2026	2,000	2,472
Massachusetts Development Finance Agency Revenue Notes, Series 2010
4.000% due 10/01/2016	850	939
Massachusetts Development Finance Agency Revenue Notes, Series 2012
4.000% due 10/01/2015	500	542
5.000% due 10/01/2016	600	682
Taunton, Massachusetts General Obligation Notes, Series 2009
5.000% due 12/01/2018	510	619

		7,435

MICHIGAN 1.8%
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2017	1,000	1,201
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	2,000	2,029

		3,230

MINNESOTA 0.6%
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	1,000	1,158

MISSOURI 2.6%
Missouri Development Finance Board Revenue Notes, Series 2012
5.000% due 12/01/2020	1,335	1,627
Missouri Joint Municipal Electric Utility Commission Revenue Notes, (AMBAC Insured), Series 2007
5.000% due 01/01/2016	800	897
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 1996
0.200% due 09/01/2030	1,000	1,000
Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2010
5.000% due 11/15/2017	1,000	1,158

		4,682

NEW HAMPSHIRE 0.9%
Merrimack County, New Hampshire General Obligation Bonds, Series 2012
5.000% due 12/01/2022	1,115	1,330
New Hampshire Health & Education Facilities Authority Revenue Notes, Series 2009
5.000% due 07/01/2016	250	287

		1,617

NEW JERSEY 4.5%
New Jersey Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 09/01/2016	1,000	1,130
New Jersey Economic Development Authority Revenue Bonds, Series 2012
5.000% due 06/15/2023	1,000	1,137
New Jersey Economic Development Authority Revenue Notes, (AGM Insured), Series 2008
5.000% due 03/01/2014	1,000	1,063

New Jersey Economic Development Authority Revenue Notes, Series 2011
5.000% due 09/01/2018	2,000	2,416
New Jersey Transportation Trust Fund Authority Revenue Bonds,
Series 2010 5.000% due 12/15/2023	2,000	2,468

		8,214

NEW MEXICO 0.3%
New Mexico State Revenue Notes, Series 2010
5.000% due 07/01/2017	500	599

NEW YORK 15.3%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2012
5.000% due 05/01/2022	1,000	1,222
Erie County, New York Industrial Development Agency Revenue Notes, Series 2011
5.000% due 05/01/2015	500	557
Long Island Power Authority, New York Revenue Bonds, Series 2006
5.000% due 12/01/2017	500	582
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	500	610
New York City, New York General Obligation Bonds, Series 2012
5.000% due 08/01/2023	4,000	4,997
New York City, New York General Obligation Notes, Series 2011
5.000% due 08/01/2017	980	1,170
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2009
5.000% due 06/15/2017	895	1,067
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Notes, Series 2007
5.000% due 11/01/2015	200	227
New York State Dormitory Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.000% due 07/01/2016	370	414
New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2030	1,635	1,792
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 05/01/2022	2,000	2,362
New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 07/01/2017	2,000	2,383
New York State Dormitory Authority Revenue Notes, Series 2010
5.000% due 07/01/2019	1,000	1,167
New York State Dormitory Authority Revenue Notes, Series 2011
4.000% due 07/01/2018	815	934
New York State Dormitory Authority Revenue Notes, Series 2012
5.000% due 12/15/2019	1,450	1,822
New York State Thruway Authority Revenue Bonds, Series 2012
5.000% due 03/15/2032	1,500	1,765
New York State Urban Development Corp. Revenue Notes, Series 2009
5.000% due 12/15/2013	1,000	1,057
New York State Urban Development Corp. Revenue Notes, Series 2010
5.000% due 03/15/2018	500	610
Riverhead Central School District, New York General Obligation Notes, Series 2010
4.000% due 10/01/2017	250	283
Syracuse Industrial Development Agency, New York Revenue Notes, Series 2010
4.000% due 05/01/2017	500	550
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2025	2,000	2,491

		28,062

NORTH CAROLINA 4.5%
Mecklenburg County, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 02/01/2019	300	364
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,665	1,936
5.000% due 10/01/2027	1,100	1,280
North Carolina State Revenue Bonds, Series 2011
5.000% due 11/01/2022	1,500	1,899
5.000% due 05/01/2026	1,750	2,137
Union County, North Carolina Certificates of Participation Bonds, (AMBAC Insured), Series 2006
5.000% due 06/01/2022	360	419
University of North Carolina at Chapel Hill Revenue Notes, Series 2005
5.000% due 02/01/2015	250	269

		8,304

OHIO 5.8%
American Municipal Power, Inc., Ohio Revenue Notes, Series 2009
5.000% due 02/15/2017	500	568
American Municipal Power, Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	800	965
Kent State University, Ohio Revenue Notes, Series 2012
5.000% due 05/01/2017	640	748
Ohio State General Obligation Bonds, Series 2011
5.000% due 08/01/2022	2,000	2,535
Ohio State General Obligation Notes, Series 2012
5.000% due 09/15/2020	1,000	1,252

Ohio State Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2016	300	329
Ohio State Turnpike Commission Revenue Bonds, (NPFGC/FGIC Insured), Series 1998
5.500% due 02/15/2016	1,000	1,156
5.500% due 02/15/2017	225	269
Ohio State Water Development Authority Revenue Notes, Series 2011
5.000% due 06/01/2017	1,005	1,185
University of Cincinnati, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2024	1,250	1,526

		10,533

OREGON 0.3%
Oregon State Facilities Authority Revenue Notes, Series 2010
5.000% due 10/01/2017	500	570

PENNSYLVANIA 2.8%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2012
5.000% due 03/01/2024	500	613
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
5.000% due 05/15/2017	500	584
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.250% due 06/15/2023	2,500	3,099
Pennsylvania Higher Educational Facilities Authority Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 04/01/2016	250	286
Southeastern Pennsylvania Transportation Authority Revenue Notes, Series 2010
5.000% due 03/01/2018	500	594

		5,176

PUERTO RICO 0.2%
Puerto Rico Electric Power Authority Revenue Bonds, (SGI Insured), Series 2002
5.375% due 07/01/2016	250	278

SOUTH CAROLINA 0.2%
Piedmont Municipal Power Agency, South Carolina Revenue Notes, Series 2009
5.000% due 01/01/2015	250	271

TENNESSEE 0.3%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2021	500	547

TEXAS 12.1%
Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2012
4.000% due 02/15/2023	1,225	1,421
Eagle Mountain & Saginaw Independent School District, Texas General Obligation Notes, Series 2010
0.000% due 08/15/2017	250	230
Fort Bend County, Texas Grand Parkway Toll Road Authority, Revenue Bonds, Series 2012
5.000% due 03/01/2028	800	967
Katy Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2012
5.000% due 02/15/2020	1,500	1,858
North Central Texas Health Facility Development Corp. Revenue Notes, Series 2012
5.000% due 08/15/2020	1,000	1,203
North Texas Tollway Authority Revenue Bonds, Series 2012
5.000% due 01/01/2028 (a)	3,000	3,489
Northside Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2010
1.200% due 08/01/2040	1,000	1,004
Northside Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2011
0.950% due 08/01/2034	680	682
1.350% due 06/01/2039	1,475	1,492
Pflugerville Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2012
5.000% due 02/15/2024	1,165	1,449
San Antonio, Texas Water System Revenue Bonds, Series 2012
5.000% due 05/15/2023	1,500	1,886
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006
5.250% due 12/15/2023	250	278
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008
5.625% due 12/15/2017	2,500	2,770
Texas State General Obligation Notes, Series 2010
4.000% due 12/01/2015	810	900
Texas Transportation Commission Revenue Bonds, Series 2007
5.000% due 04/01/2026	100	116
University of Houston, Texas Revenue Bonds, Series 2011
5.000% due 02/15/2022	2,000	2,462

		22,207

WASHINGTON 3.1%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2012
5.000% due 11/01/2027	1,500	1,843
King County, Washington Public Hospital District No. 2 General Obligation Notes, Series 2010
5.000% due 12/01/2015	1,000	1,112

Washington Higher Education Facilities Authority Revenue Notes, Series 2010
4.000% due 04/01/2013	250	254
Washington State Revenue Bonds, Series 2012
5.000% due 09/01/2023	2,000	2,492

		5,701

WISCONSIN 3.0%
Wisconsin Department of Transportation Revenue Bonds, Series 2012
5.000% due 07/01/2022	2,500	3,179
Wisconsin Department of Transportation Revenue Notes, Series 2012
5.000% due 07/01/2018	300	366
5.000% due 07/01/2019	275	341
Wisconsin State General Obligation Bonds, (NPFGC Insured), Series 2005
5.000% due 05/01/2017	225	251
Wisconsin State Revenue Bonds, Series 2012
5.000% due 06/01/2023	1,000	1,306

		5,443

WYOMING 0.1%
Campbell County, Wyoming Hospital District Revenue Notes, Series 2009
5.000% due 12/01/2017	200	228

Total Municipal Bonds & Notes (Cost $170,276)		178,517

SHORT-TERM INSTRUMENTS 3.5%
REPURCHASE AGREEMENTS 3.5%
State Street Bank and Trust Co.
0.010% due 10/01/2012	6,486	6,486

(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $6,616. Repurchase proceeds are $6,486.)
Total Short-Term Instruments (Cost $6,486)		6,486

Total Investments 101.1% (Cost $176,762)		$185,003
Other Assets and Liabilities (Net) (1.1%)		(1,966)

Net Assets 100.0%		$183,037

Notes to Schedule of Investments (amounts in thousands):

(a)	When-issued security.

(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Municipal Bonds & Notes
Alaska	$0	$896	$0	$896
Arizona	0	2,199	0	2,199
California	0	23,331	0	23,331
Colorado	0	1,172	0	1,172
Connecticut	0	5,553	0	5,553
Florida	0	13,151	0	13,151
Georgia	0	1,260	0	1,260
Illinois	0	8,619	0	8,619
Indiana	0	4,547	0	4,547
Iowa	0	565	0	565
Kansas	0	823	0	823
Kentucky	0	2,146	0	2,146
Massachusetts	0	7,435	0	7,435
Michigan	0	3,230	0	3,230
Minnesota	0	1,158	0	1,158
Missouri	0	4,682	0	4,682
New Hampshire	0	1,617	0	1,617
New Jersey	0	8,214	0	8,214
New Mexico	0	599	0	599
New York	0	28,062	0	28,062
North Carolina	0	8,304	0	8,304
Ohio	0	10,533	0	10,533
Oregon	0	570	0	570
Pennsylvania	0	5,176	0	5,176
Puerto Rico	0	278	0	278
South Carolina	0	271	0	271
Tennessee	0	547	0	547
Texas	0	22,207	0	22,207
Washington	0	5,701	0	5,701
Wisconsin	0	5,443	0	5,443
Wyoming	0	228	0	228
Short-Term Instruments
Repurchase Agreements	0	6,486	0	6,486

	$0	$185,003	$0	$185,003

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Short Term Municipal Bond Exchange-Traded Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 97.4%
ALASKA 0.5%
Valdez, Alaska Revenue Bonds, Series 2003
5.000% due 01/01/2014	$250	$264

ARIZONA 5.9%
Arizona Sports & Tourism Authority Revenue Notes, Series 2012
4.000% due 07/01/2017	1,000	1,118
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Notes, Series 2011
4.000% due 12/01/2014	1,600	1,723

		2,841

CALIFORNIA 11.4%
California Health Facilities Financing Authority Revenue Bonds, Series 2004
4.950% due 07/01/2026	250	267
California State Department of Water Resources Revenue Notes, Series 2010
5.000% due 05/01/2013	500	514
California State General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
5.250% due 07/01/2014	550	597
California State General Obligation Notes, Series 2010
4.000% due 11/01/2013	500	520
California Statewide Communities Development Authority Revenue Notes, Series 2010
3.000% due 11/01/2012	100	100
Long Beach, California Revenue Notes, Series 2010
3.000% due 06/01/2013	165	168
Los Angeles Unified School District, California General Obligation Notes, Series 2011
4.000% due 07/01/2014	1,000	1,064
Newport Beach, California Revenue Bonds, Series 2009
5.000% due 12/01/2038	500	508
Northern California Power Agency Revenue Notes, Series 2010
3.000% due 06/01/2013	250	254
San Francisco, California City & County Public Utilities Commission Water Revenue Notes, Series 2010
3.000% due 11/01/2013	750	772
San Jose Evergreen Community College District, California General Obligation Notes, Series 2012
3.000% due 08/01/2013	500	511
South Placer Wastewater Authority, California Revenue Notes, Series 2011
1.010% due 11/01/2014	250	250

		5,525

COLORADO 1.0%
University of Colorado Revenue Notes, Series 2010
3.000% due 06/01/2013	500	509

CONNECTICUT 5.7%
Connecticut State Development Authority Revenue Bonds, Series 2011
1.250% due 09/01/2028	1,000	1,005
Stratford, Connecticut General Obligation Notes, Series 2011
3.500% due 08/01/2015	1,635	1,764

		2,769

DELAWARE 0.9%
Delaware Solid Waste Authority Revenue Notes, Series 2010
3.500% due 06/01/2013	450	458

DISTRICT OF COLUMBIA 0.2%
District of Columbia General Obligation Notes, (AGM Insured), Series 2005
5.000% due 06/01/2013	100	103

FLORIDA 6.2%
Lakeland, Florida Energy System Revenue Notes, Series 2012
0.930% due 10/01/2017	3,000	2,996

GEORGIA 1.6%
Atlanta, Georgia Revenue Notes, Series 2010
5.000% due 01/01/2014	500	528

Municipal Electric Authority of Georgia Revenue Notes, Series 2008
5.000% due 01/01/2013	250	253

		781

ILLINOIS 8.3%
Chicago, Illinois Midway Airport Revenue Bonds, Series 2010
5.000% due 01/01/2034	500	540
Chicago, Illinois O’Hare International Airport Revenue Notes, Series 2010
4.000% due 01/01/2013	250	252
Chicago, Illinois Waterworks Revenue Notes, Series 2012
5.000% due 11/01/2016	850	991
Cook County, Illinois School District No. 63 East Maine General Obligation Notes, Series 2010
2.000% due 12/01/2012	155	155
Decatur Park District, Illinois Revenue Notes, Series 2010
2.250% due 03/01/2013	175	176
Illinois Finance Authority Revenue Bonds, Series 2004
5.500% due 10/01/2014	200	219
Illinois Municipal Electric Agency Revenue Notes, (NPFGC/FGIC Insured), Series 2007
5.000% due 02/01/2014	300	314
Illinois State Revenue Notes, Series 2012
5.000% due 06/15/2014	500	539
Illinois State Toll Highway Authority Revenue Bonds, (AGM Insured), Series 1998
5.500% due 01/01/2014	250	264
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 1996
0.000% due 12/15/2012	300	299
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
4.000% due 06/01/2013	250	256

		4,005

INDIANA 2.2%
Indiana Finance Authority Revenue Notes, Series 2006
5.500% due 02/01/2013	300	305
Indiana University Revenue Notes, Series 2010
4.000% due 08/01/2013	240	248
Indianapolis, Indiana Thermal Energy System Revenue Notes, Series 2010
3.000% due 10/01/2013	500	512

		1,065

IOWA 1.4%
Dubuque Community School District, Iowa Revenue Notes, Series 2010
2.000% due 01/01/2013	250	251
Iowa State University of Science & Technology Revenue Notes, Series 2011
2.000% due 07/01/2013	410	415

		666

KENTUCKY 1.6%
Jefferson County, Kentucky Capital Projects Corp. Revenue Notes, (AGM Insured), Series 2007
4.000% due 06/01/2013	250	255
Kentucky Turnpike Authority Revenue Notes, Series 2010
2.500% due 07/01/2013	500	508

		763

LOUISIANA 1.1%
Louisiana Offshore Terminal Authority Revenue Bonds, Series 2010
2.100% due 10/01/2040	500	510

MAINE 0.5%
Maine Health & Higher Educational Facilities Authority Revenue Notes, Series 2010
3.000% due 07/01/2013	250	254

MASSACHUSETTS 1.3%
Massachusetts Development Finance Agency Revenue Notes, Series 2012
4.000% due 10/01/2013	600	620

MICHIGAN 2.6%
Hamilton Community School District, Michigan General Obligation Notes, (AGM/Q-SBLF Insured), Series 2005
5.000% due 05/01/2013	250	257
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	1,000	1,014

		1,271

MINNESOTA 1.0%
Savage, Minnesota General Obligation Notes, Series 2011
2.000% due 02/01/2013	460	463

MISSOURI 1.0%
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 1996
0.200% due 09/01/2030	500	500

NEBRASKA 0.4%
Central Plains Energy Project, Nebraska Revenue Notes, Series 2007
5.000% due 12/01/2012	210	211

NEVADA 0.3%
Clark County, Nevada Revenue Notes, Series 2010
3.000% due 07/01/2013	150	153

NEW YORK 17.6%
Essex County, New York General Obligation Notes, (NPFGC Insured), Series 2005
4.000% due 05/15/2013	200	204
Metropolitan Transportation Authority, New York Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 11/15/2015	220	249
Metropolitan Transportation Authority, New York Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 11/15/2014	590	646
Monroe County Industrial Development Corp., New York Revenue Notes, (FHA Insured), Series 2010
4.000% due 08/15/2015	500	544
New York City, New York General Obligation Notes, Series 2007
5.000% due 08/01/2016	1,040	1,211
New York City, New York Health & Hospital Corp. Revenue Notes, Series 2010
3.000% due 02/15/2014	500	517
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Notes, Series 2010
5.000% due 11/01/2013	250	263
New York Liberty Development Corp. Revenue Bonds, Series 2011
0.250% due 12/01/2049	500	500
New York State Dormitory Authority Revenue Notes, (AMBAC Insured), Series 2007
5.000% due 07/01/2013	300	311
New York State Dormitory Authority Revenue Notes, Series 2010
5.000% due 07/01/2016	250	280
New York State Dormitory Authority Revenue Notes, Series 2011
5.000% due 05/01/2014	350	372
New York State Dormitory Authority Revenue Notes, Series 2012
4.000% due 05/15/2017	450	509
New York State Energy Research & Development Authority Revenue Notes, Series 2011
2.125% due 03/15/2015	1,500	1,538
New York State Thruway Authority Revenue Notes, (AGM Insured), Series 2005
5.000% due 04/01/2014	125	134
New York State Urban Development Corp. Revenue Notes, Series 2008
5.000% due 01/01/2014	250	264
New York State Urban Development Corp. Revenue Notes, Series 2010
5.000% due 01/01/2013	750	759
Oneida-Herkimer Solid Waste Management Authority, New York Revenue Notes, Series 2011
4.000% due 04/01/2014	250	260

		8,561

NORTH CAROLINA 1.1%
Buncombe County, North Carolina Certificates of Participation Notes, Series 2009
5.000% due 06/01/2013	500	516

OHIO 3.0%
Columbus, Ohio General Obligation Notes, Series 2010
1.250% due 06/01/2013	340	342
Ohio State Water Development Authority Revenue Bonds, Series 2003
5.250% due 06/01/2015	1,000	1,128

		1,470

OKLAHOMA 1.0%
Grand River Dam Authority, Oklahoma Revenue Notes, (BHAC Insured), Series 2008
5.000% due 06/01/2017	420	497

PENNSYLVANIA 4.1%
Beaver County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2006
2.200% due 01/01/2035	1,500	1,500
Chester County, Pennsylvania Health & Education Facilities Authority Revenue Notes, Series 2010
3.000% due 05/15/2013	250	254
Philadelphia, Pennsylvania Water & Sewer Revenue Notes, Series 2010
4.000% due 06/15/2013	250	257

		2,011

PUERTO RICO 0.5%
Puerto Rico Electric Power Authority Revenue Bonds, (NPFGC Insured), Series 2002
5.250% due 07/01/2013	250	258

SOUTH CAROLINA 1.7%
South Carolina State General Obligation Notes, Series 2009
5.000% due 10/01/2014	750	819

TEXAS 5.4%
El Paso Independent School District, Texas General Obligation Notes, Series 2009
5.000% due 08/15/2013	580	604
Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1999
0.190% due 10/01/2029	200	200
Houston Community College System, Texas General Obligation Notes, Series 2011
4.000% due 02/15/2014	500	525
Northside Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2011
0.950% due 08/01/2034	195	195
Texas Public Finance Authority Revenue Notes, Series 2010
4.000% due 07/01/2015	1,000	1,097

		2,621

VIRGINIA 0.8%
Commonwealth of Virginia General Obligation Notes, Series 2008
3.000% due 06/01/2013	400	408

WASHINGTON 5.6%
Energy Northwest, Washington Revenue Notes, Series 2007
5.000% due 07/01/2015	1,000	1,124
Grays Harbor County, Washington School District No. 5 Aberdeen General Obligation Notes, (AGM Insured), Series 2004
4.000% due 12/01/2013	400	417
King County, Washington Public Hospital District No. 2 General Obligation Notes, Series 2010
3.000% due 12/01/2012	315	316
Washington State Revenue Notes, Series 2012
5.000% due 09/01/2015	750	847

		2,704

WISCONSIN 1.5%
Wisconsin Department of Transportation Revenue Notes, Series 2012
5.000% due 07/01/2016	100	116
Wisconsin State General Obligation Notes, Series 2008
5.000% due 05/01/2013	155	159
Wisconsin State Revenue Notes, Series 2009
5.000% due 07/01/2014	400	432

		707

Total Municipal Bonds & Notes (Cost $46,994)		47,299

SHORT-TERM INSTRUMENTS 1.8%
REPURCHASE AGREEMENTS 1.8%
State Street Bank and Trust Co.
0.010% due 10/01/2012	868	868

(Dated 09/28/2012. Collateralized by Fannie Mae 1.125% due 06/27/2014 valued at $885. Repurchase proceeds are $868.)
Total Short-Term Instruments (Cost $868)		868

Total Investments 99.2% (Cost $47,862)		$48,167
Other Assets and Liabilities (Net) 0.8%		382

Net Assets 100.0%		$48,549

Notes to Schedule of Investments (amounts in thousands):

(a)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Municipal Bonds & Notes
Alaska	$0	$264	$0	$264
Arizona	0	2,841	0	2,841
California	0	5,525	0	5,525
Colorado	0	509	0	509
Connecticut	0	2,769	0	2,769
Delaware	0	458	0	458
District of Columbia	0	103	0	103
Florida	0	2,996	0	2,996
Georgia	0	781	0	781
Illinois	0	4,005	0	4,005
Indiana	0	1,065	0	1,065
Iowa	0	666	0	666
Kentucky	0	763	0	763
Louisiana	0	510	0	510
Maine	0	254	0	254
Massachusetts	0	620	0	620
Michigan	0	1,271	0	1,271
Minnesota	0	463	0	463
Missouri	0	500	0	500
Nebraska	0	211	0	211
Nevada	0	153	0	153
New York	0	8,561	0	8,561
North Carolina	0	516	0	516
Ohio	0	1,470	0	1,470
Oklahoma	0	497	0	497
Pennsylvania	0	2,011	0	2,011
Puerto Rico	0	258	0	258
South Carolina	0	819	0	819
Texas	0	2,621	0	2,621
Virginia	0	408	0	408
Washington	0	2,704	0	2,704
Wisconsin	0	707	0	707
Short-Term Instruments
Repurchase Agreements	0	868	0	868

	$0	$48,167	$0	$48,167

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Exchange-Traded Fund

September 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.9%
AWAS Aviation Capital Ltd.
5.750% due 07/16/2018		$10,000	$10,112
Intelsat Jackson Holdings Ltd.
5.250% due 04/02/2018		15,000	15,075

Total Bank Loan Obligations (Cost $24,902)			25,187

CORPORATE BONDS & NOTES 26.3%
BANKING & FINANCE 21.2%
AIG-FP Matched Funding Corp.
5.660% due 05/24/2024		6,000	6,223
Ally Financial, Inc.
0.000% due 06/15/2015		5,750	5,074
2.618% due 12/01/2014		4,865	4,807
3.638% due 02/11/2014		2,400	2,427
3.779% due 06/20/2014		5,788	5,947
4.500% due 02/11/2014		5,000	5,125
5.900% due 12/15/2013		40	40
6.000% due 11/15/2013		50	50
6.250% due 10/15/2013		10	10
6.375% due 08/01/2013		22	22
6.500% due 02/15/2013		24	24
6.500% due 03/15/2013		15	15
6.500% due 05/15/2013		50	50
6.750% due 12/01/2014		2,211	2,377
6.750% due 07/15/2016		85	85
6.750% due 10/15/2018		3,100	3,094
6.800% due 02/15/2013		25	25
6.800% due 04/15/2013		35	35
7.000% due 08/15/2013		200	200
7.000% due 02/15/2021		2,113	2,061
7.100% due 01/15/2013		25	25
American General Capital
8.500% due 07/01/2030		3,300	4,078
American General Institutional Capital
7.570% due 12/01/2045		4,000	4,500
American International Group, Inc.
3.750% due 11/30/2013		570	585
4.900% due 06/02/2014	CAD	9,000	9,528
8.175% due 05/15/2068		$11,250	13,823
8.625% due 05/22/2068	GBP	8,200	15,360
ASIF
6.150% due 10/14/2019	EUR	10,000	14,880
Banco Santander Brasil S.A.
4.625% due 02/13/2017		$5,000	5,175
Banco Santander Chile
3.875% due 09/20/2022		5,000	5,029
Bank of America Corp.
5.420% due 03/15/2017		1,000	1,082
7.800% due 09/15/2016		1,000	1,157
Barclays Bank PLC
14.000% due 06/15/2019 (f)	GBP	250	508
BBVA Bancomer S.A.
6.750% due 09/30/2022		$5,000	5,475
Belvoir Land LLC
5.300% due 12/15/2035		1,979	2,032
BNP Paribas S.A.
7.781% due 07/02/2018 (f)	EUR	450	583
BPCE S.A.
9.000% due 03/17/2015 (f)		6,000	7,652
Caledonia Generating LLC
1.950% due 02/28/2022		$19,677	20,011
Capital One Financial Corp.
6.750% due 09/15/2017		262	321
Citigroup, Inc.
5.000% due 09/15/2014		26,000	27,438
Credit Agricole S.A.
7.875% due 10/26/2019 (f)	EUR	4,150	5,050
8.375% due 10/13/2019 (f)		$1,000	977
Dexia Credit Local S.A.
0.814% due 03/05/2013		5,915	5,873
0.927% due 04/29/2014		2,000	1,944
0.997% due 04/01/2014	GBP	17,800	28,359
2.000% due 03/05/2013		$900	902
2.750% due 01/10/2014		1,000	1,009
2.750% due 04/29/2014		12,300	12,491

Eksportfinans ASA
0.660% due 10/07/2013		800	774
0.661% due 04/05/2013		7,000	6,891
1.600% due 03/20/2014	JPY	150,000	1,895
1.875% due 04/02/2013		$2,090	2,080
2.000% due 09/15/2015		10,100	9,450
2.375% due 05/25/2016		10,020	9,278
3.000% due 11/17/2014		5,200	5,112
5.500% due 05/25/2016		17,271	17,634
5.500% due 06/26/2017		1,000	1,021
Export-Import Bank of Korea
5.125% due 06/29/2020		1,189	1,396
Ford Motor Credit Co. LLC
7.000% due 04/15/2015		4,000	4,490
8.000% due 06/01/2014		2,000	2,210
8.700% due 10/01/2014		2,000	2,275
Industrial Bank of Korea
1.375% due 10/05/2015 (c)		5,000	4,987
Intesa Sanpaolo SpA
6.500% due 02/24/2021		4,240	4,149
JPMorgan Chase Bank N.A.
0.877% due 05/31/2017	EUR	23,100	28,278
Korea Exchange Bank
3.125% due 06/26/2017		$5,000	5,208
LBG Capital PLC
7.588% due 05/12/2020	GBP	5,321	8,364
7.625% due 12/09/2019		1,310	2,037
7.625% due 10/14/2020	EUR	2,400	2,903
7.867% due 12/17/2019	GBP	5,900	9,337
7.869% due 08/25/2020		20,314	32,128
8.000% due 06/15/2020 (f)		$4,174	4,025
8.500% due 12/17/2021 (f)		9,250	8,602
9.125% due 07/15/2020	GBP	3,223	5,265
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (f)		$478	537
Murray Street Investment Trust
4.647% due 03/09/2017		14,912	16,033
Rabobank Group
6.875% due 03/19/2020	EUR	9,000	12,202
11.000% due 06/30/2019 (f)		$134	177
Royal Bank of Scotland Group PLC
3.600% due 05/26/2017	EUR	4,500	5,985
SAFG Retirement Services, Inc.
5.600% due 07/31/2097		$45,900	43,338
Santander International Debt S.A.U.
0.927% due 01/18/2013	EUR	15,000	19,214
Santander Issuances S.A.U.
5.911% due 06/20/2016		$1,000	990
7.300% due 07/27/2019	GBP	10,200	15,516
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		$6,700	6,654
SLM Student Loan Trust
0.802% due 12/15/2033	EUR	66,441	73,204
Stone Street Trust
5.902% due 12/15/2015		$3,920	4,125
SunAmerica Financial Group, Inc.
7.500% due 07/15/2025		600	736
Trafford Centre Finance Ltd.
0.948% due 07/28/2015	GBP	1,849	2,931
UBS AG
5.875% due 12/20/2017		$250	296

			615,265

INDUSTRIALS 3.7%
Altria Group, Inc.
9.700% due 11/10/2018		676	970
Amgen, Inc.
3.450% due 10/01/2020		2,500	2,632
4.100% due 06/15/2021		8,325	9,082
4.500% due 03/15/2020		2,700	3,026
DISH DBS Corp.
6.625% due 10/01/2014		9,000	9,787
7.000% due 10/01/2013		2,000	2,105
Hampton Roads PPV LLC
6.621% due 06/15/2053		57,665	54,413
HCA, Inc.
5.750% due 03/15/2014		5,000	5,275
6.750% due 07/15/2013		3,000	3,120
International Business Machines Corp.
5.700% due 09/14/2017		2,250	2,761
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040		600	494
MGM Resorts International
10.375% due 05/15/2014		5,900	6,667

11.125% due 11/15/2017		3,000	3,334
News America, Inc.
6.400% due 12/15/2035		1,380	1,717
Petrobras International Finance Co.
5.875% due 03/01/2018		1,300	1,488
President and Fellows of Harvard College
6.000% due 01/15/2019		250	315
Time Warner, Inc.
5.875% due 11/15/2016		2,000	2,374

			109,560

UTILITIES 1.4%
EDF S.A.
6.500% due 01/26/2019		2,150	2,634
Korea East-West Power Co. Ltd.
2.500% due 07/16/2017		3,000	3,064
Petroleos Mexicanos
5.500% due 06/27/2044		300	331
8.000% due 05/03/2019		987	1,296
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	26,050	33,687

			41,012

Total Corporate Bonds & Notes (Cost $742,791)			765,837

MUNICIPAL BONDS & NOTES 9.8%
CALIFORNIA 0.6%
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 11/15/2023		$1,000	1,127
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		638	841
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2012
5.000% due 11/01/2036		10,000	11,636
University of California Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049		2,000	2,663

			16,267

FLORIDA 0.5%
Florida State General Obligation Bonds, Series 2012
5.000% due 06/01/2025 (c)		11,885	14,778

GEORGIA 0.5%
Metropolitan Atlanta Rapid Transit Authority, Georgia Revenue Bonds, Series 2012
5.000% due 07/01/2030		12,940	15,573

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040		675	820

LOUISIANA 0.2%
Louisiana Gasoline & Fuels Tax Revenue Bonds, Series 2012
5.000% due 05/01/2025		5,000	6,198

NEW YORK 4.7%
New York City, New York General Obligation Bonds, Series 2008
5.000% due 08/01/2023		2,010	2,360
New York City, New York General Obligation Bonds, Series 2012
5.000% due 08/01/2023		2,805	3,472
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043		684	873
5.790% due 06/15/2041		4,000	4,541
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.250% due 06/15/2044		1,250	1,458
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2012
5.000% due 07/15/2026		5,565	6,771
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
5.000% due 11/01/2024		5,000	6,259
5.000% due 02/01/2026		7,890	9,639
5.000% due 02/01/2042		30,000	34,324
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041		12,000	13,566
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041		6,670	7,557
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2024		10,000	12,546
5.000% due 12/15/2028		10,000	12,279

Port Authority of New York & New Jersey RevenueBonds, Series 2012
4.458% due 10/01/2062 (c)	20,000	20,149

		135,794

OHIO 0.1%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	723	874
Columbus, Ohio General Obligation Bonds, Series 2012
3.000% due 08/15/2026	640	669
5.000% due 08/15/2026	1,420	1,787

		3,330

PENNSYLVANIA 0.2%
Monroeville Finance Authority, Pennsylvania Revenue Bonds, Series 2012
5.000% due 02/15/2025	5,000	5,947

TENNESSEE 0.4%
Tennessee State School Bond Authority Revenue Bonds, (AGM Insured), Series 2007
5.000% due 05/01/2032	1,000	1,138
Tennessee State School Bond Authority Revenue Bonds, Series 2012
5.000% due 05/01/2030	7,885	9,555

		10,693

TEXAS 0.8%
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012
5.000% due 10/01/2041	6,000	7,081
Fort Bend County, Texas Grand Parkway Toll Road Authority, Revenue Bonds, Series 2012
5.000% due 03/01/2023	1,575	1,959
5.000% due 03/01/2025	1,000	1,224
5.000% due 03/01/2026	1,000	1,220
5.000% due 03/01/2027	1,000	1,214
Fort Bend County, Texas Grand Parkway Toll Road Authority, Revenue Notes, Series 2012
5.000% due 03/01/2022	1,000	1,257
Houston, Texas General Obligation Bonds, Series 2012
5.000% due 03/01/2025	7,375	9,065

		23,020

VIRGINIA 1.1%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2012
5.000% due 05/15/2023	500	606
5.000% due 05/15/2024	595	716
5.000% due 05/15/2025	500	598
Fairfax County, Virginia Industrial Development Authority Revenue Notes, Series 2012
5.000% due 05/15/2022	5,175	6,384
Virginia College Building Authority Revenue Bonds, Series 2012
5.000% due 02/01/2023	8,465	10,657
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2012
5.000% due 05/15/2027	10,000	12,337

		31,298

WASHINGTON 0.7%
Washington State General Obligation Bonds, Series 2011
5.000% due 06/01/2030	5,000	5,981
Washington State General Obligation Bonds, Series 2012
5.000% due 07/01/2024	5,000	6,262
Washington State Revenue Bonds, Series 2012
5.000% due 09/01/2024	6,215	7,694

		19,937

Total Municipal Bonds & Notes (Cost $280,801)		283,655

U.S. GOVERNMENT AGENCIES 32.1%
Fannie Mae
0.000% due 07/01/2031 - 02/25/2040 (b)	5,793	5,463
2.310% due 08/01/2022	100	103
2.342% due 09/01/2034	111	118
2.500% due 05/01/2027 - 08/25/2042	39,760	41,668
2.650% due 03/01/2022	13,229	13,947
2.680% due 02/01/2022	15,000	15,765
2.780% due 07/01/2022	4,603	4,893
2.800% due 06/01/2022	4,980	5,291
2.820% due 06/01/2022	6,975	7,424
2.840% due 07/01/2022	12,279	13,063
2.850% due 06/01/2022	3,620	3,854
2.920% due 07/01/2022	499	534
2.940% due 06/01/2022	34,905	37,465
2.943% due 04/01/2036	62	67
2.950% due 05/01/2022	3,678	3,957

3.000% due 12/01/2021 - 11/01/2042		119,345	126,123
3.150% due 08/01/2027		1,199	1,261
3.260% due 06/01/2027		8,100	8,616
3.300% due 10/01/2021		13,005	14,319
3.380% due 11/01/2021		6,760	7,479
3.500% due 05/25/2042 - 11/01/2042		332,018	355,388
4.000% due 10/01/2013 - 07/01/2042		79,872	86,469
4.330% due 04/01/2021		197	229
4.434% due 09/25/2040 (a)		16,300	3,341
4.500% due 06/01/2030 - 10/01/2042		49,452	53,916
5.000% due 01/25/2040 - 07/25/2040		1,226	1,454
5.030% due 05/01/2024		2,213	2,531
5.500% due 08/01/2035 - 04/25/2037		777	898
5.680% due 06/25/2037		252	296
6.000% due 02/25/2034 - 07/25/2037		2,722	3,187
6.204% due 04/25/2040 (a)		1,069	149
6.500% due 08/25/2036		265	346
6.697% due 05/25/2042		2,087	2,116
6.984% due 05/25/2036 (a)		11,356	1,794
20.356% due 01/25/2036		3,496	4,960
21.897% due 07/25/2023		59	93
Freddie Mac
0.000% due 01/15/2033 - 07/15/2039 (b)		3,792	3,304
2.480% due 07/01/2036		87	93
2.755% due 10/01/2036		18	19
3.605% due 12/01/2031		258	278
4.000% due 09/15/2039 - 04/15/2042		20,274	21,794
4.500% due 06/15/2027 - 08/15/2042		15,167	16,955
5.000% due 05/15/2033 - 05/15/2042		15,105	17,787
5.000% due 08/15/2039 (a)		1,674	211
5.250% due 03/15/2032 - 04/15/2033		338	385
5.500% due 08/15/2033 - 07/15/2037		5,094	6,333
6.000% due 10/15/2031 - 08/01/2037		3,717	4,540
6.551% due 02/15/2042		5,519	5,567
6.657% due 06/15/2042		5,434	5,579
19.055% due 05/15/2033		428	587
Ginnie Mae
4.000% due 02/20/2041 - 04/20/2042		5,834	6,371
4.500% due 10/16/2039 - 12/20/2040		2,984	3,369
4.750% due 01/20/2035		29	33
5.000% due 06/16/2039 - 04/20/2041		4,372	5,254
5.500% due 02/17/2033 - 07/20/2037		236	277
5.882% due 12/20/2035 (a)		6,000	1,944
7.500% due 12/20/2029		3,129	3,717

Total U.S. Government Agencies (Cost $915,883)			932,974

U.S. TREASURY OBLIGATIONS 3.6%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022 (h)		12,296	13,426
0.125% due 07/15/2022		3,686	4,032
0.625% due 07/15/2021		1,935	2,216
1.125% due 01/15/2021		134	159
1.250% due 07/15/2020		188	225
1.375% due 01/15/2020		210	251
1.750% due 01/15/2028		821	1,066
2.000% due 01/15/2026 (h)		25,973	34,181
2.375% due 01/15/2025		11,038	15,008
2.375% due 01/15/2027 (h)		23,442	32,421
3.875% due 04/15/2029		212	353

Total U.S. Treasury Obligations (Cost $98,252)			103,338

MORTGAGE-BACKED SECURITIES 14.1%
ABN AMRO Mortgage Corp.
5.500% due 01/25/2034		896	912
Adjustable Rate Mortgage Trust
1.017% due 01/25/2035		38	38
2.846% due 01/25/2035		736	734
2.926% due 07/25/2035		2,908	2,775
American Home Mortgage Investment Trust
2.155% due 09/25/2045		93	87
2.709% due 02/25/2045		1,841	1,794
Arkle Master Issuer PLC
1.585% due 05/17/2060		529	531
Arran Residential Mortgages Funding PLC
1.745% due 05/16/2047	EUR	366	479
ASG Resecuritization Trust
2.608% due 03/26/2037		$126	125
Banc of America Funding Corp.
0.439% due 07/20/2036		58	51
0.469% due 05/20/2035		6,309	5,330
0.717% due 06/26/2035		1,000	895
2.614% due 05/25/2035		108	112
2.634% due 02/20/2036		520	519

2.854% due 12/20/2034		1,189	723
Banc of America Large Loan Trust
0.971% due 08/15/2029		3,800	3,701
Banc of America Large Loan, Inc.
1.971% due 11/15/2015		8,504	8,515
Banc of America Mortgage Trust
2.712% due 10/25/2034		2,130	2,070
2.965% due 02/25/2034		280	280
3.111% due 06/25/2035		933	922
Banc of America Re-REMIC Trust
5.707% due 06/24/2050		5,974	6,778
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.891% due 07/10/2045		5,930	5,937
BCAP LLC Trust
5.184% due 07/26/2037		1,779	1,556
Bear Stearns Adjustable Rate Mortgage Trust
2.370% due 02/25/2036		1,069	1,019
2.722% due 04/25/2034		21	21
2.819% due 01/25/2035		591	582
2.999% due 10/25/2034		383	320
3.076% due 11/25/2034		129	123
3.121% due 10/25/2034		2,516	1,938
3.248% due 04/25/2034		186	176
Bear Stearns Alt-A Trust
0.487% due 08/25/2035		988	840
0.857% due 04/25/2034		83	75
2.734% due 06/25/2034		570	542
3.105% due 11/25/2034		926	739
Bear Stearns Commercial Mortgage Securities
4.868% due 09/11/2042		3,000	3,139
5.330% due 01/12/2045		23	23
Bella Vista Mortgage Trust
0.517% due 01/22/2045		779	678
Citigroup Mortgage Loan Trust, Inc.
0.457% due 11/25/2036		2,700	1,924
2.230% due 09/25/2035		512	509
2.340% due 09/25/2035		335	325
2.600% due 05/25/2035		90	87
2.679% due 08/25/2035		1,949	1,953
2.857% due 09/25/2034		297	299
2.901% due 03/25/2034		909	904
Countrywide Alternative Loan Trust
1.628% due 01/25/2036		5,741	4,651
6.000% due 11/25/2034		166	166
Countrywide Home Loan Mortgage Pass-Through Trust
0.487% due 03/25/2035		486	416
0.617% due 07/25/2018		749	726
0.617% due 08/25/2033		3,361	3,244
0.717% due 06/25/2018		3,435	3,371
0.757% due 02/25/2035		82	75
2.810% due 12/25/2033		1,957	1,869
5.000% due 04/25/2035		59	60
Credit Suisse First Boston Mortgage Securities Corp.
0.867% due 11/25/2031		72	58
2.460% due 06/25/2033		45	45
3.036% due 11/25/2034		159	161
4.832% due 04/15/2037		2,000	2,171
Credit Suisse Mortgage Capital Certificates
2.812% due 04/26/2037		106	107
3.019% due 07/27/2036		261	264
3.312% due 03/27/2036		322	318
4.886% due 10/27/2036		122	119
5.002% due 07/27/2037		137	140
5.448% due 01/15/2049		696	704
5.509% due 04/15/2047		200	231
6.000% due 05/27/2036		123	124
CW Capital Cobalt Commerical Mortgage Trust
5.918% due 05/15/2046		123	123
Deutsche Mortgage Securities, Inc.
5.243% due 06/26/2035		2,000	1,969
DLJ Commercial Mortgage Corp.
6.100% due 06/10/2032		8,115	8,237
Epic Opera PLC
0.998% due 07/28/2016	GBP	4,450	6,984
First Horizon Alternative Mortgage Securities
2.564% due 09/25/2034		$373	368
2.585% due 06/25/2034		29	29
2.591% due 04/25/2035		2,743	2,418
First Horizon Mortgage Pass-Through Trust
2.625% due 12/25/2034		1,450	1,452
5.241% due 06/25/2035		960	959
GMAC Mortgage Corp. Loan Trust
3.563% due 08/19/2034		112	106
Granite Master Issuer PLC
0.359% due 12/20/2054		17	17

Greenwich Capital Commercial Funding Corp.
5.381% due 03/10/2039		3,316	3,425
GS Mortgage Securities Corp.
4.761% due 07/10/2039		11,240	12,134
GSMPS Mortgage Loan Trust
0.567% due 03/25/2035		3,205	2,666
GSR Mortgage Loan Trust
0.517% due 04/25/2032		300	275
0.657% due 05/25/2035		33	29
1.930% due 05/25/2034		166	157
2.641% due 09/25/2035		925	842
2.647% due 09/25/2035		575	581
2.749% due 06/25/2034		1,614	1,444
2.862% due 04/25/2035		58	56
2.893% due 12/25/2034		1,270	1,092
2.899% due 01/25/2035		464	461
2.968% due 09/25/2034		1,187	1,064
3.004% due 05/25/2035		116	106
4.918% due 06/25/2034		29	29
Harborview Mortgage Loan Trust
2.651% due 06/19/2034		546	545
2.854% due 01/19/2035		485	434
2.958% due 05/19/2033		240	242
Holmes Master Issuer PLC
1.847% due 10/15/2054	EUR	265	345
Homebanc Mortgage Trust
0.547% due 10/25/2035		$7,010	5,140
Homestar Mortgage Acceptance Corp.
0.537% due 03/25/2034		151	147
Impac CMB Trust
0.737% due 04/25/2035		419	378
0.857% due 10/25/2033		11	11
Indymac Index Mortgage Loan Trust
0.527% due 10/25/2036		1,305	922
1.077% due 08/25/2034		121	91
2.651% due 08/25/2034		161	150
Indymac Mortgage Loan Trust
5.418% due 08/25/2036		711	719
JPMorgan Chase Commercial Mortgage Securities Corp.
5.467% due 01/12/2043		510	511
5.988% due 06/15/2049		2,344	2,423
JPMorgan Mortgage Trust
2.594% due 12/25/2034		688	700
2.915% due 07/25/2035		1,157	1,146
2.949% due 06/25/2035		84	75
3.014% due 08/25/2034		1,018	1,030
3.097% due 07/25/2035		196	201
3.110% due 09/25/2035		847	805
JPMorgan Resecuritization Trust
2.140% due 01/26/2037		117	117
2.900% due 08/27/2037		167	166
5.138% due 11/26/2035		1,376	1,233
5.367% due 01/27/2047		141	145
5.967% due 07/27/2037		111	112
6.000% due 02/27/2037		348	356
Leek Finance Ltd.
0.907% due 12/21/2037	GBP	1,777	2,942
Mall Funding PLC
1.455% due 04/22/2017		2,904	4,431
MASTR Adjustable Rate Mortgages Trust
2.749% due 03/25/2035		$9,550	8,789
Mellon Residential Funding Corp.
0.701% due 06/15/2030		216	217
Merrill Lynch Floating Trust
0.766% due 07/09/2021		63,831	62,612
Merrill Lynch Mortgage Investors Trust
0.467% due 11/25/2035		519	476
0.677% due 04/25/2029		177	173
0.677% due 03/25/2030		129	127
0.717% due 05/25/2029		563	556
0.777% due 01/25/2030		354	349
1.231% due 10/25/2035		822	801
2.344% due 05/25/2029		85	85
2.497% due 02/25/2036		1,662	1,595
2.502% due 04/25/2035		3,812	3,597
3.208% due 04/25/2029		837	810
Merrill Lynch Mortgage Investors, Inc.
0.427% due 02/25/2036		866	736
2.225% due 03/25/2033		162	164
5.419% due 05/25/2036		13,224	12,704
Morgan Stanley Capital Trust
5.037% due 01/14/2042		10,703	10,985
5.439% due 02/12/2044		15,269	16,097
5.610% due 04/15/2049		573	604
5.759% due 04/12/2049		8,325	8,658
5.852% due 12/12/2049		17	18

Morgan Stanley Dean Witter Capital
3.363% due 03/25/2033		896	876
Morgan Stanley Mortgage Loan Trust
0.487% due 09/25/2035		62	59
0.667% due 07/25/2034		281	277
5.440% due 01/25/2035		4,244	4,214
MortgageIT Trust
0.517% due 08/25/2035		479	449
Opera Finance PLC
0.684% due 10/20/2014	EUR	10,600	13,278
RBSSP Resecuritization Trust
0.717% due 03/26/2036		$889	860
Residential Accredit Loans, Inc. Trust
1.648% due 08/25/2035		3,716	2,882
Residential Asset Securitization Trust
0.767% due 08/25/2033		139	129
RMAC Securities PLC
0.816% due 06/12/2044	GBP	4,659	6,358
Royal Bank of Scotland Capital Funding Trust
5.223% due 08/16/2048		$400	456
5.331% due 02/16/2044		400	453
5.336% due 05/16/2047		400	460
Sequoia Mortgage Trust
0.489% due 01/20/2035		99	89
0.519% due 12/20/2034		655	642
0.539% due 11/20/2034		132	131
0.937% due 11/22/2024		18	18
0.978% due 02/20/2035		3,951	3,829
1.018% due 01/20/2035		5,709	5,069
1.053% due 08/20/2034		1,827	1,676
1.071% due 11/20/2034		2,420	2,130
1.119% due 12/20/2032		4,583	4,542
1.328% due 02/20/2034		3,927	3,727
1.332% due 07/20/2034		3,477	3,459
2.625% due 04/20/2035		491	494
Structured Adjustable Rate Mortgage Loan Trust
0.617% due 06/25/2035		331	330
2.778% due 02/25/2034		66	67
2.780% due 03/25/2035		3,685	3,362
2.788% due 07/25/2034		387	381
2.828% due 04/25/2034		355	344
2.839% due 11/25/2034		7,967	7,935
2.846% due 02/25/2035		2,220	1,806
2.867% due 03/25/2034		199	202
Structured Asset Mortgage Investments, Inc.
0.469% due 07/19/2035		1,248	1,219
0.879% due 10/19/2034		1,469	1,404
0.919% due 02/19/2035		241	230
1.059% due 02/19/2033		1,150	1,077
2.661% due 12/19/2034		2,815	2,764
Structured Asset Securities Corp.
2.603% due 01/25/2032		13	11
2.712% due 06/25/2033		81	80
2.781% due 04/25/2033		59	58
2.796% due 01/25/2034		197	194
3.022% due 11/25/2032		1,337	1,232
5.500% due 05/25/2035		2,991	2,970
Thornburg Mortgage Securities Trust
0.757% due 03/25/2044		186	175
5.750% due 06/25/2047		9,209	9,126
5.876% due 10/25/2046		119	121
5.933% due 07/25/2036		670	676
Wachovia Bank Commercial Mortgage Trust
0.301% due 06/15/2020		7,645	7,332
0.396% due 06/15/2049		378	352
5.421% due 04/15/2047		4,886	5,072
5.934% due 06/15/2049		1,602	1,669
WaMu Mortgage Pass-Through Certificates
0.487% due 07/25/2045		108	102
0.507% due 12/25/2045		87	79
0.527% due 01/25/2045		86	83
0.537% due 07/25/2045		128	122
0.547% due 01/25/2045		5,978	5,633
0.577% due 01/25/2045		852	766
0.640% due 10/25/2044		1,733	1,603
0.670% due 06/25/2044		330	274
1.148% due 02/25/2046		137	123
1.398% due 11/25/2041		934	896
1.548% due 04/25/2044		79	73
2.344% due 02/27/2034		169	172
2.413% due 11/25/2041		1,956	1,867
2.434% due 12/25/2035		290	275
2.451% due 10/25/2034		134	134
2.476% due 03/25/2035		405	405
2.583% due 06/25/2034		323	331

Wells Fargo Mortgage-Backed Securities Trust
2.490% due 09/25/2033		291	298
2.613% due 03/25/2035		1,440	1,427
2.615% due 01/25/2035		740	737
2.616% due 01/25/2035		26	26
2.616% due 06/25/2035		780	800
2.630% due 06/25/2035		75	76
4.719% due 01/25/2034		142	146
4.739% due 12/25/2033		76	78
5.596% due 04/25/2036		175	174
5.750% due 01/25/2036		617	672
Windermere CMBS PLC
0.505% due 08/22/2016	EUR	1,971	2,479

Total Mortgage-Backed Securities (Cost $383,418)			409,390

ASSET-BACKED SECURITIES 4.9%
Asset-Backed European Securitisation Transaction SRL
1.620% due 03/15/2018	GBP	14,617	23,554
Asset-Backed Securities Corp. Home Equity
0.492% due 09/25/2034		$25	24
Avoca CLO BV
0.833% due 02/18/2022	EUR	2,123	2,638
Bear Stearns Asset-Backed Securities Trust
0.667% due 11/25/2039		$93	88
0.667% due 12/25/2042		73	71
0.707% due 07/25/2035		8,240	7,739
1.417% due 03/25/2043		112	92
Chase Funding Mortgage Loan Asset-Backed Certificates
0.957% due 10/25/2032		55	49
4.396% due 02/25/2030		51	51
Citibank Omni Master Trust
2.971% due 08/15/2018		450	471
Clavos Euro CDO Ltd.
1.057% due 04/18/2023	EUR	7,753	9,656
Countrywide Asset-Backed Certificates
0.497% due 11/25/2035		$187	187
0.567% due 05/25/2046		3,447	2,910
0.607% due 11/25/2034		65	63
0.917% due 12/25/2033		76	65
1.067% due 04/25/2035		2,260	1,577
Credit Suisse First Boston Mortgage Securities Corp.
0.967% due 10/25/2032		48	37
EFS Volunteer LLC
1.097% due 07/26/2027		1,195	1,206
Equity One ABS, Inc.
4.860% due 07/25/2033		246	223
First Franklin Mortgage Loan Trust
0.517% due 01/25/2036		5,000	4,097
0.577% due 10/25/2035		25,000	19,240
1.042% due 05/25/2034		8,420	6,975
Harvest CLO S.A.
0.936% due 03/29/2017	EUR	2,477	3,154
Hyde Park CDO BV
1.187% due 06/14/2022		11,754	14,640
JPMorgan Mortgage Acquisition Corp.
0.407% due 05/25/2035		$2,611	2,412
Lehman XS Trust
0.487% due 12/25/2035		4,244	3,373
0.497% due 08/25/2035		351	313
1.148% due 11/25/2035		227	185
Leopard CLO BV
1.141% due 04/07/2019	EUR	1,044	1,333
Long Beach Mortgage Loan Trust
0.817% due 06/25/2035		$7,263	4,894
Magi Funding PLC
1.314% due 04/11/2021	EUR	232	288
Mid-State Trust
5.745% due 01/15/2040		$717	760
5.787% due 10/15/2040		115	122
6.005% due 08/15/2037		64	68
6.340% due 10/15/2036		9,439	9,465
7.340% due 07/01/2035		27	28
Morgan Stanley ABS Capital
1.072% due 03/25/2034		1,344	1,169
North Carolina State Education Assistance Authority
0.901% due 10/26/2020		137	137
Option One Mortgage Loan Trust
0.817% due 04/25/2033		85	75
1.057% due 02/25/2033		51	43
Origen Manufactured Housing Contract Trust
6.480% due 01/15/2037		90	93
Residential Asset Securities Corp. Trust
0.997% due 11/25/2034		83	75

SLM Student Loan Trust
0.542% due 01/25/2041	EUR	6,000	5,838
0.601% due 01/25/2021		$123	123
0.622% due 01/25/2024	EUR	3,500	4,237
0.802% due 12/15/2027		4,800	5,521
1.951% due 04/25/2023		$440	459
3.500% due 08/17/2043		216	210
South Carolina Student Loan Corp.
0.901% due 01/25/2021		291	291
Structured Asset Securities Corp.
0.617% due 05/25/2034		126	115
Vanderbilt Mortgage Finance
9.000% due 10/07/2030		358	374
Wood Street CLO BV
1.222% due 11/22/2021	EUR	2,430	3,040

Total Asset-Backed Securities (Cost $138,932)			143,848

SOVEREIGN ISSUES 18.4%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		$5,000	6,025
6.500% due 06/10/2019		15,000	18,563
Ireland Government Bond
4.500% due 02/18/2015	EUR	2,000	2,733
4.600% due 04/18/2016		3,000	4,045
Italy Buoni Poliennali Del Tesoro
2.500% due 03/01/2015		6,700	8,568
3.750% due 12/15/2013		8,500	11,151
3.750% due 08/01/2016		25,000	32,501
4.250% due 07/01/2014		200	266
4.500% due 07/15/2015		700	937
4.750% due 06/01/2017		140,100	186,092
6.000% due 11/15/2014		7,800	10,773
Mexico Government International Bond
6.250% due 06/16/2016	MXN	10,100	823
6.500% due 06/10/2021		728,000	61,881
6.500% due 06/09/2022		130,000	11,034
7.750% due 12/14/2017		200,000	17,525
10.000% due 12/05/2024		523,800	57,332
Province of Ontario
2.450% due 06/29/2022		$25,900	26,353
3.150% due 06/02/2022	CAD	650	688
4.000% due 06/02/2021		2,000	2,269
Province of Quebec
3.500% due 07/29/2020		$1,200	1,344
3.500% due 12/01/2022	CAD	200	215
4.500% due 12/01/2020		1,400	1,630
Republic of Italy Government Bond
2.125% due 09/16/2013		$12,500	12,515
4.375% due 06/15/2013		2,000	2,035
Russia Government International Bond
7.500% due 03/31/2030		1,005	1,271
Spain Government International Bond
3.300% due 10/31/2014	EUR	100	128
3.750% due 10/31/2015		36,600	46,534
4.000% due 07/30/2015		2,500	3,224
4.400% due 01/31/2015		4,000	5,240

Total Sovereign Issues (Cost $516,901)			533,695

SHORT-TERM INSTRUMENTS 8.4%
CERTIFICATES OF DEPOSIT 0.4%
Banco do Brasil S.A.
0.000% due 06/28/2013		$12,600	12,556

COMMERCIAL PAPER 1.9%
British Telecommunications PLC
0.900% due 10/29/2012		800	799
Duke Energy Corp.
0.470% due 10/09/2012		24,500	24,498
Ford Motor Credit Co.
1.200% due 11/02/2012		19,600	19,579
Santander Commercial Paper S.A
2.200% due 04/02/2013		2,000	1,978
3.100% due 10/01/2013		8,100	7,846

			54,700

REPURCHASE AGREEMENTS 2.5%
BNP Paribas Securities Corp.
0.300% due 10/01/2012		10,000	10,000
(Dated 09/28/2012. Collateralized by Ginnie Mae 3.500% due 09/20/2042 valued at $10,360. Repurchase proceeds are $10,000.)

Goldman Sachs Group, Inc.
0.210% due 10/01/2012		4,100	4,100
(Dated 09/28/2012. Collateralized by Freddie Mac 4.500% due 10/01/2041 valued at $4,253. Repurchase proceeds are $4,100.)
JPMorgan Securities, Inc.
0.260% due 10/01/2012		5,800	5,800
(Dated 09/28/2012. Collateralized by U.S. Treasury Notes 1.250% due 03/15/2014 valued at $5,926. Repurchase proceeds are $5,800)
0.280% due 10/01/2012		2,200	2,200
(Dated 09/28/2012. Collateralized by Fannie Mae 0.625% due 09/04/2015 valued at $2,250. Repurchase proceeds are $2,200)
State Street Bank and Trust Co.
0.010% due 10/01/2012		637	637
(Dated 09/28/2012. Collateralized by Fannie Mae 0.750% due 06/04/2015 valued at $652. Repurchase proceeds are $637.)
UBS Securities LLC
0.260% due 10/01/2012		50,000	50,000
(Dated 09/28/2012. Collateralized by U.S. Treasury Bonds 6.125% due 11/15/2027 valued at $50,891. Repurchase proceeds are $50,001.)

			72,737

SHORT-TERM NOTES 0.3%
Appalachian Power Co.
0.810% due 08/16/2013		4,175	4,178
Export-Import Bank of Korea
2.300% due 10/21/2012		4,000	4,000

			8,178

JAPAN TREASURY BILLS 2.5%
0.098% due 10/01/2012 - 10/22/2012 (d)	JPY	5,720,000	73,294

SPAIN TREASURY BILLS 0.5%
2.687% due 09/20/2013	EUR	11,900	14,801

U.S. TREASURY BILLS 0.3%
0.145% due 01/31/2013 - 08/22/2013 (d)(h)		$9,004	8,996

Total Short-Term Instruments (Cost $244,278)			245,262

Total Investments 118.5% (Cost $3,346,158)			$3,443,186
Other Assets and Liabilities (Net) (18.5%)			(536,899)

Net Assets 100.0%			$2,906,287

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity, date shown represents next contractual call date.

(g)	The average amount of borrowings while outstanding during the period ended September 30, 2012 was $34,379 at a weighted average interest rate of (0.070%).

(h)	Securities with an aggregate market value of $20,693 have been pledged as collateral as of September 30, 2012 for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(i)	Short sales outstanding on September 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.500%	10/01/2042	$41,000	$44,317	$(44,370)

(j)	Foreign currency contracts outstanding on September 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
10/2012	EUR	53,362		$68,599	BPS	$65	$(48)	$17
10/2012		20,218		25,978	BRC	229	(235)	(6)
10/2012		3,149		3,914	CBK	0	(133)	(133)
10/2012		17,559		21,551	FBF	0	(1,016)	(1,016)
10/2012		10,122		12,321	GLM	0	(688)	(688)
10/2012		22,333		28,388	HUS	53	(368)	(315)
10/2012		39,156		49,224	JPM	110	(1,209)	(1,099)
10/2012		2,034		2,551	MSC	0	(63)	(63)
10/2012		14,864		18,840	RBC	140	(403)	(263)
10/2012		118,796		153,499	RYL	1,158	(337)	821
10/2012		110,352		138,532	UAG	406	(3,700)	(3,294)
10/2012	JPY	1,200,000		15,153	BOA	0	(225)	(225)
10/2012		1,470,000		18,491	FBF	0	(347)	(347)
10/2012		1,380,000		17,571	RYL	0	(116)	(116)
10/2012		1,670,000		21,099	UAG	0	(300)	(300)
10/2012		$2,495	EUR	1,919	CBK	0	(29)	(29)
10/2012		3,723		2,882	JPM	0	(19)	(19)
10/2012		1,701		1,317	UAG	0	(9)	(9)
10/2012		10,090	ZAR	83,796	MSC	0	(55)	(55)
10/2012	ZAR	1,951		$235	BRC	2	0	2
10/2012		76,079		9,174	HUS	63	0	63
12/2012	CAD	5,234		5,354	BPS	40	0	40
12/2012		4,779		4,891	DUB	38	0	38
12/2012		4,171		4,274	RBC	38	0	38
12/2012	GBP	43,248		68,861	BPS	26	(988)	(962)
12/2012		1,248		2,026	BRC	12	0	12
12/2012		7,323		11,899	CBK	76	0	76
12/2012		13,154		20,903	FBF	0	(334)	(334)
12/2012		7,653		12,400	HUS	44	0	44
12/2012		21,606		34,655	JPM	18	(245)	(227)
12/2012		6,080		9,861	RBC	45	0	45
12/2012	JPY	1,014,774		12,948	BRC	0	(63)	(63)
12/2012	MXN	1,536,493		113,705	BOA	0	(4,934)	(4,934)
12/2012		360,088		26,660	JPM	0	(1,143)	(1,143)
12/2012		144,690		10,500	UAG	0	(672)	(672)
12/2012		$100	BRL	204	BRC	0	0	0
12/2012		1,400		2,864	HUS	2	0	2
12/2012		400		817	MSC	0	0	0
12/2012		10,300		21,084	UAG	22	0	22
12/2012		592	GBP	365	UAG	0	(3)	(3)
12/2012		5,100	MXN	67,705	BRC	128	0	128
12/2012		468		6,273	FBF	17	0	17
12/2012		1,600		20,692	GLM	0	(3)	(3)
12/2012		5,196		69,011	MSC	138	(5)	133
12/2012		9,539		123,066	UAG	0	(37)	(37)
01/2013	EUR	30,000		$36,842	RBC	0	(1,761)	(1,761)
01/2013		1,990		2,459	UAG	0	(102)	(102)
09/2013		9,400		11,866	UAG	0	(258)	(258)
12/2013		8,500		10,729	BOA	0	(247)	(247)

						$2,870	$(20,095)	$(17,225)

(k)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of September 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2012
Investments, at value
Bank Loan Obligations	$0	$25,187	$0	$25,187
Corporate Bonds & Notes
Banking & Finance	0	593,222	22,043	615,265
Industrials	0	55,147	54,413	109,560
Utilities	0	41,012	0	41,012
Municipal Bonds & Notes
California	0	16,267	0	16,267
Florida	0	14,778	0	14,778
Georgia	0	15,573	0	15,573
Illinois	0	820	0	820
Louisiana	0	6,198	0	6,198
New York	0	135,794	0	135,794
Ohio	0	3,330	0	3,330
Pennsylvania	0	5,947	0	5,947
Tennessee	0	10,693	0	10,693
Texas	0	23,020	0	23,020
Virginia	0	31,298	0	31,298
Washington	0	19,937	0	19,937
U.S. Government Agencies	0	932,974	0	932,974
U.S. Treasury Obligations	0	103,338	0	103,338
Mortgage-Backed Securities	0	409,390	0	409,390
Asset-Backed Securities	0	108,001	35,847	143,848
Sovereign Issues	0	533,695	0	533,695
Short-Term Instruments
Certificates of Deposit	0	12,556	0	12,556
Commercial Paper	9,824	44,876	0	54,700
Repurchase Agreements	0	72,737	0	72,737
Short-Term Notes	0	8,178	0	8,178
Japan Treasury Bills	0	73,294	0	73,294
Spain Treasury Bills	0	14,801	0	14,801
U.S. Treasury Bills	0	8,996	0	8,996
	$9,824	$3,321,059	$112,303	$3,443,186

Short Sales, at value	$0	$(44,370)	$0	$(44,370)

Financial Derivative Instruments (2) - Assets
Foreign Exchange Contracts	$0	$2,870	$0	$2,870

Financial Derivative Instruments (2) - Liabilities
Foreign Exchange Contracts	$0	$(20,095)	$0	$(20,095)

Totals	$9,824	$3,259,464	$112,303	$3,381,591

(ii) As of September 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2012:

Category and Subcategory	Beginning Balance at 06/30/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2012 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$2,107	$0	$(1)	$0	$(74)	$20,011	$0	$22,043	$(74)
Industrials	0	54,247	0	0	0	166	0	0	54,413	166
U.S. Government Agencies	12,310	(12,381)	0	1	0	70	0	0	0	0
Asset-Backed Securities	0	39,254	(3,986)	(1)	11	569	0	0	35,847	569
Short-Term Instruments
Mexico Treasury Bills	44,748	0	(46,899)	485	2,938	(1,272)	0	0	0	0

Totals	$57,058	$83,227	$(50,885)	$484	$2,949	$(541)	$20,011	$0	$112,303	$661

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$22,043	Benchmark Pricing	Base Price	101.40 - 102.41
Industrials	54,413	Benchmark Pricing	Base Price	94.07
Asset-Backed Securities	35,847	Benchmark Pricing	Base Price	96.85 - 100.00

Total	$112,303

(1)	See note 1 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

1. Fair Value Measurements

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the NYSE Arca and the bond markets, as determined by Securities Industry and Financial Markets Association (“SIFMA”), are open. Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of a Fund’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1–Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2–Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3–Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

2. Federal Income Tax Matters

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Manager has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2012, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2009-2012, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2012, the aggregate gross and net unrealized appreciation/depreciation of investment securities for federal tax purposes were as follows (amount in thousands):

Fund Name	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO 1-3 Year U.S. Treasury Index Exchange-Traded Fund	$122,330	$437	$(3)	$434
PIMCO 3-7 Year U.S. Treasury Index Exchange-Traded Fund	20,757	1,069	0	1,069
PIMCO 7-15 Year U.S. Treasury Index Exchange-Traded Fund	22,867	425	(10)	415
PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	85,963	7,490	(194)	7,296
PIMCO Broad U.S. Treasury Index Exchange-Traded Fund	19,532	106	(123)	(17)
PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	968,640	22,093	0	22,093
PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	339,966	50,779	0	50,779
PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	106,261	11,504	0	11,504
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	485,795	11,813	(2,460)	9,353
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	258,813	14,533	(276)	14,257
PIMCO Australia Bond Index Exchange-Traded Fund	37,797	1,476	(6)	1,470
PIMCO Canada Bond Index Exchange-Traded Fund	23,214	1,112	0	1,112
PIMCO Germany Bond Index Exchange-Traded Fund	2,923	35	(51)	(16)
PIMCO Build America Bond Exchange-Traded Fund	39,997	3,031	(109)	2,922
PIMCO Enhanced Short Maturity Exchange-Traded Fund	2,004,986	12,847	(622)	12,225
PIMCO Global Advantage® Inflation-Linked Bond Exchange-Traded Fund	34,035	1,177	(81)	1,096
PIMCO Intermediate Municipal Bond Exchange-Traded Fund	176,762	8,299	(58)	8,241
PIMCO Short Term Municipal Bond Exchange-Traded Fund	47,862	346	(41)	305
PIMCO Total Return Exchange-Traded Fund	3,346,195	100,892	(3,901)	96,991

(1)	Primary differences, if any, between book and tax unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co., Inc.
BOA	Bank of America N.A.	FBF	Credit Suisse International	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	HUS	HSBC Bank USA N.A.	RYL	Royal Bank of Scotland Group PLC
BRC	Barclays Bank PLC	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford
CBK	Citibank N.A.

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	MXN	Mexican Peso
BRL	Brazilian Real	GBP	British Pound	SEK	Swedish Krona
CAD	Canadian Dollar	ILS	Israeli Shekel	USD (or $)	United States Dollar
CLP	Chilean Peso	JPY	Japanese Yen	ZAR	South African Rand

Index Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield

Municipal Bond or Agency Abbreviations:
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	GTD	Guaranteed	Q-SBLF	Qualified School Bond Loan Fund
BHAC	Berkshire Hathaway Assurance Corporation	NPFGC	National Public Finance Guarantee Corp.	SGI	Syncora Guarantee, Inc.
FGIC	Financial Guaranty Insurance Co.

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	FDIC	Federal Deposit Insurance Corp.
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	NCUA	National Credit Union Administration
BABs	Build America Bonds	CMBS	Collateralized Mortgage-Backed Security

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO ETF Trust

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	November 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	November 28, 2012

By:	/s/ John P. Hardaway
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	November 27, 2012